(ICON)

Prudential
California
Municipal
Fund
-----------------------
California Income
Series

ANNUAL
REPORT
Aug. 31, 1998

(LOGO)

Prudential California Municipal Fund
California Income Series

Performance At A Glance.
Municipal bonds rallied along with U.S. Treasuries over the past year ended August 31, 1998, as concern about economic and political strife in Asia, Russia, and Latin America bolstered demand for securities backed by the full faith and credit of the U.S. government. During the same period, your Prudential California
Municipal Fund -- California Income Series significantly outperformed the average comparable fund tracked by Lipper Analytical Services because some of our bonds rallied sharply after they became backed by direct obligations of the U.S. government.
We also maintained considerable holdings of noncallable bonds that performed well during the rally since they could not be retired early as interest rates declined.

Cumulative Total Returns1                      As of 8/31/98
                       One               Five
Since
                       Year              Years
Inception2
Class A           10.31% (10.26)    42.55% (41.15)    93.75%
(89.59)
Class B            9.87   (9.82)         N/A          37.15
(36.04)
Class C            9.60   (9.55)         N/A          36.10
(35.25)
Class Z           10.42  (10.37)         N/A          20.20
(20.09)
Lipper CA Muni
Debt Fd. Avg.3     8.51              32.84
***

Average Annual Total Returns1                      As of
9/30/98
                One             Five             Since
                Year            Years         Inception2
Class A    6.94%   (6.89)    6.71% (6.52)    8.63%  (8.35)
Class B    4.81    (4.76)        N/A         7.00   (6.82)
Class C    8.53    (8.48)        N/A         8.11   (7.95)
Class Z    10.36  (10.31)        N/A        10.41  (10.36)

Distributions & Yields
As of 8/31/98
                                                   Taxable
Equivalent Yield4
         Total Distributions       30-Day              At
Tax Rates Of
          Paid for 12 Mos.        SEC Yield          36%
39.6%
Class A      $0.60              4.15% (4.10)    7.15% (7.06)
7.58% (7.48)
Class B      $0.56              3.89  (3.84)    6.70  (6.62)
7.10  (7.01)
Class C      $0.53              3.64  (3.59)    6.27  (6.18)
6.64  (6.55)
Class Z      $0.62              4.38  (4.33)    7.55  (7.46)
8.00  (7.90)

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper
Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares have a 1% CDSC for one year. Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns and 30-day SEC yields would have been lower, as indicated in parentheses ( ).

2Inception dates: Class A, 12/3/90; Class B, 12/7/93; Class
C,
8/1/94; and Class Z, 9/18/96.

3Lipper average returns are for all funds in each share class for the one- and five-year periods in the California
Municipal
Debt Fund category.

4Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 77.31% for Class A;
32.30%
for Class B; 34.24% for Class C; and 16.61% for Class Z based on all funds in each share class.

How Investments Compared.
   (As of 8/31/98)
      (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Christian Smith, Fund Manager                  (PICTURE)

Portfolio
Manager's Report

The Series looks to invest primarily in long-term municipal bonds that offer the maximum amount of income that is exempt from California state and federal income taxes, consistent with the preservation of capital. Certain shareholders, however, may be subject to the federal alternative minimum tax (AMT). There can be no assurance the Series will achieve its investment objective.

A Great Buy.
In August this year, some municipal bonds yielded nearly 95% as much as U.S. Treasuries compared to the historical average of approximately 87%. Tax-exempt bonds cheapened relative to Treasuries partly because a huge supply of newly issued municipal bonds placed a drag on price increases.

Strategy Session.
Main Street Meets
Moscow.

Concern about economic and political turmoil in faraway lands such as Russia dominated the municipal bond market during the past year.
Investors had plenty to worry about. Thousands of Southeast
Asian
businesses failed, riots erupted in Indonesia, and the Japanese economy, the second largest in the world, entered a recession.
Meanwhile, Russian President Boris Yeltsin sacked his cabinet not once but twice during the reporting period and devalued the country's currency. These tumultuous goings-on contrasted with conditions in the United States, where solid economic growth and low inflation reigned. Not surprisingly, jittery investors fled to the relative safety of U.S. Treasuries, which sailed higher along with municipal bonds.

Rising municipal bond prices could not keep pace with gains in Treasuries because a large supply of new bonds put a damper on the municipal securities rally. State and local governments took advantage of low borrowing costs by issuing $146.4 billion of long-term tax-exempt bonds in the first six months of 1998, a 51% increase over the same period in 1997. Tax-exempt bonds also lagged Treasuries as foreign investors fleeing Asian and Russian markets did not buy municipal bonds because these investors could not benefit from the tax advantages. Thus, municipal bonds cheapened relative to Treasuries so that a triple-A-rated insured bond maturing in 30 years yielded nearly 95% as much as Treasuries in late August, well above the historical average of approximately 87%.

   Portfolio Composition.
 Expressed as a percentage of
total investments as of 8/31/98.
       (PIE CHART)

What Went Well.
Ready For The Rally.

Continued low inflation in the United States plus turmoil in the global financial markets created the right ingredients for the
Treasury-led bond market rally. By the end of the 12-month reporting period, the 30-year Treasury bond yield, which moves in the opposite direction of its price, had fallen to 5.25%. That same week, gains in municipal bonds drove down the Bond Buyer Revenue Bond Index, a weekly average of long-term municipal bond yields, to 5.26%, just shy of the record low reached earlier in the year.

We were well-positioned to take advantage of this trend. Our exposure to noncallable bonds remained slightly above 40% of total investments during much of the 12-month reporting period.
Noncallable bonds perform well in a rally because investors do not have to worry that the bonds might be retired early as interest rates fall. Some of our noncallable bonds were also zero coupon bonds, which gained sharply as prices climbed because they typically trade at deep discounts to their maturity value.

Falling interest rates prompted many state and local governments to lower borrowing costs by prerefunding or arranging for the early retirement of bonds that carry high interest rates. Here is how it works: New bonds with lower interest rates were issued, the proceeds of which purchased direct obligations of the U.S. government. These government obligations were used to back the older bonds until they are retired well in advance of their original maturity date. (However, the bonds are not retired immediately.) The older bonds soared in value since they are effectively backed by the full faith and credit of the U.S. government and have a shorter maturity. Indeed, prerefunded bonds are often granted the coveted AAA rating because of their improved credit quality.

The portfolio's holdings of prerefunded bonds rose nearly
8.0%
during the past 12 months, which enhanced our return because the bonds' prices appreciated. Having many bonds in the portfolio prerefunded also helped increase AAA-rated bonds and nonrated bonds considered to be of AAA quality to 54% of the Series' total investments as of August 31, 1998, from 40% the same month last year.

      Credit Quality.
 Expressed as a percentage of
total investments as of 8/31/98.
        (PIE CHART)

Five Largest
Issuers.
5.6%    Southern California
        Public Power Authority
4.8%    Orange County
        Local Transportation
        Authority
3.5%    Long Beach Harbor
        Revenue
2.3%    Torrance Redevelopment
        Agency
2.2%    San Joaquin Hills
        Transit Corridor Agency

Expressed as a percentage of net assets
as of 8/31/98.

Looking Ahead.
Should U.S. economic growth continue to moderate and global stock markets remain volatile, we believe strong investor demand for Treasuries could push interest rates even lower and bond prices higher. Accordingly, we plan to maintain a longer duration (a measure of sensitivity to interest rate changes) that will enable the Series to more fully benefit from any further price gains in municipal bonds.

We cannot rule out the risk of an economic downturn in the United States next year. To protect the Series, we are closely monitoring the portfolio's credit quality, ever mindful that lower-rated bonds tend to perform poorly when the economy contracts.

President's Letter                        September 22, 1998
(PICTURE)

(GRAPH)

                  The Easy Way To Invest.

Dear Shareholder:

There's an easy, time-tested way for you to increase the size of your mutual fund investment -- and you don't have to write a check to do it. By choosing to reinvest the dividends and capital gains that your fund may realize, you can enjoy the asset-building power of compounding.

Let's take a look at how it works. As our chart on the left illustrates, a $10,000 investment in Class A shares of the Prudential California Municipal Fund -- California Income
Series
would have grown $7,428 more if all dividends and capital gains were reinvested since their inception on December 3, 1990 through August 31, 1998. (Our figures include the maximum deduction of applicable sales charges.)

Reinvestment of distributions cannot guarantee positive returns
(no investment strategy can) and individual results may vary.
However, by beginning a distribution reinvestment plan, it will help your investment grow faster when times are good and help cushion the effects when times are uncertain. And here's another point to consider: when you reinvest in your Prudential mutual fund, the new shares are purchased without a sales charge.

Is reinvesting the best investment strategy for you? That's a decision that depends upon your financial goals and current needs. Why not contact your Prudential professional today for more information or call Customer Service at 1-800-225-
1852.

Thank you for your confidence in Prudential mutual funds.

Sincerely,

Brian M. Storms, President
Prudential Investments

                                      PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1998                    CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--99.1%
------------------------------------------------------------
------------------------------------------------------------
------
Alisal Union Sch. Dist.,
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa          Zero         8/01/13    $ 1,090     $
528,672
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa          Zero         8/01/15      1,075
468,528
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa          Zero         8/01/19      1,615
569,013
   Cap. Apprec., Ser. C., F.G.I.C.
Aaa          Zero         8/01/22      1,175
355,379
Arcadia Unified Sch. Dist.,
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa          Zero         9/01/09      1,200
732,348
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa          Zero         9/01/11      1,875
1,019,794
   Gen. Oblig., Ser. A, M.B.I.A.
Aaa          Zero         9/01/12      2,045
1,046,938
Assoc. of Bay Area Govt's. Fin. Auth.,
   Cert. of Part., Channing House, Ser. A
A+(c)         7.125%      1/01/21      1,500
1,613,550
   Ref. Amer. Baptist Homes., Ser. A
BBB(c)        6.20       10/01/27      2,000
2,136,340
Brea Pub. Fin. Auth. Rev., Tax Alloc. Redev. Proj., Ser. C
NR            8.10        3/01/21      3,000
3,225,000
Buena Park Cmnty. Redev. Agcy. Cent. Bus. Dist. Proj.
NR            7.80        9/01/14      3,325
3,646,029
California Cmty. Dev. Comm., Ref., Ser. A
NR            5.70        8/01/28      2,250
2,277,068
California Hsg. Fin. Agcy. Single Fam. Mort., Ser. A.,
A.M.T.,
   M.B.I.A.
Aaa           6.00        8/01/20      3,995 (f)
4,239,454
California St. Dept. Wtr. Res. Rev., Central Valley Proj.,
   Ser. J
Aa2           7.00       12/01/12      1,000
1,251,140
California St. Edl. Facs. Auth. Rev., Chapman College
Baa2          7.50        1/01/18        600 (e)
661,350
California St. Gen. Oblig., A.M.B.A.C.
Aaa           6.50        9/01/10      1,250
1,494,000
California St. Hlth. Facs. Fin. Auth. Rev., Valleycare Hosp.
   Corp.
A+(c)         5.50        5/01/20      1,500
1,565,100
California Statewide Cmnty. Cap. Apprec., Facs. No. 97-1
NR           Zero         9/01/22      4,440
1,025,596
California Statewide Cmnty. Dev. Rev., Cert. of Part.,
   Villaview
   Cmnty. Hosp.
A+(c)         7.00        9/01/09        855
935,139
Carson City Ltd. Oblig. Impvt. Rev., Assmt. Dist.
NR            7.375       9/02/22      2,345
2,570,143
Chula Vista Cmnty. Redev. Agcy.,
   Ref. Tax Alloc. Sr. Bayfront, Ser. A
BBB+(c)       7.625       9/01/24      2,500
2,936,875
   Ref. Tax Alloc. Sub. Bayfront, Ser. C
NR            8.25        5/01/24      2,500
2,904,775
Contra Costa Cnty., Spec. Tax Cmnty. Facs. Dist. No. 91-1
NR            8.125       8/01/16      1,520 (e)
1,672,654
Corona Cert. of Part., Vista Hosp. Sys. Inc., Ser. C
NR            8.375       7/01/11      2,000
2,266,900
Davis Ca. Pub. Facs. Fin. Auth., Mace Ranch, Ser. A.
NR            6.60        9/01/25      2,000
2,136,000
Delano Cert. of Part., Regl. Med. Ctr., Ser. 92-A
NR            9.25        1/01/22      2,890 (e)
3,583,542
Desert Hosp. Dist., Cert. of Part.
AAA(c)        8.10        7/01/20      2,000 (e)
2,198,240
East Palo Alto San. Dist., Cert. of Part.
NR            8.25       10/01/15        500
536,535
El Dorado Cnty., Spec. Tax, Cmnty. Facs. Dist. No. 92-1
NR            8.25        9/01/24      1,975
2,279,012
Fairfield Pub. Fin. Auth. Rev., Fairfield Redev. Proj., Ser.
A      NR            7.90        8/01/21      2,500 (e)
2,830,350
Folsom Spec. Tax Dist. No. 2
NR            7.70       12/01/19      3,130 (e)
3,351,041
Fontana Pub. Fin. Auth., N. Fontana Tax Alloc. Rev.
NR            7.65       12/01/09      1,575 (e)
1,790,129
Fontana Spec. Tax. Cmnty. Facs. Dist. No. 2, Ser. B
NR            8.50        9/01/17      1,595
1,626,900
Foothill/Eastern Trans. Corr. Agcy., Toll Rd., Ser. A
Baa          Zero         1/01/20     10,000
3,289,700
Gateway Impv. Auth. Rev., Marin City Cmnty. Facs. Dist.-A
NR            7.75        9/01/25      2,100
2,595,411

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

                                      PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1998                    CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Glendale Unified Sch. Dist., Ser. B
Aaa          5.125%       9/01/23    $ 1,250     $
1,254,700
Kings Cnty. Wst. Mgmt. Auth., Solid Wst. Rev., A.M.T.
BBB+(c)      7.20        10/01/14      1,275
1,442,981
La Mesa Improvement Bond Act 1915 Ltd. Oblig. Dist. Number
   98-1
NR           5.75         9/02/23      1,000
1,010,040
La Mirada Red. Agcy. Spcl. Tax, Ref. Cmmnty. Facs. Dist.
NR           5.70        10/01/20      1,000
1,010,740
La Quinta Redev. Agcy.,
   Tax Alloc., M.B.I.A.
Aaa          7.30         9/01/10      1,000
1,264,920
   Tax Alloc., M.B.I.A.
Aaa          7.30         9/01/11      1,000
1,272,180
Long Beach Hbr. Rev.,
   Ref. Ser. A., A.M.T., F.G.I.C.
Aaa          6.00         5/15/17      5,000(f)
5,668,150
   Ref. Ser. A., A.M.T., F.G.I.C.
Aaa          6.00         5/15/19      3,000
3,413,310
Long Beach Redev. Agcy. Hsg.,
   Multifamily Hsg. Rev., Pacific Court Apts., Ser. B(h)
      (cost $991,820; purchased 10/18/93)
NR           6.80         9/01/13      1,000(d)
550,010
   Multifamily Hsg. Rev., Pacific Court Apts., Ser. B(h)
      (cost $1,490,475; purchased 10/18/93)
NR           6.95         9/01/23      1,500(d)
825,015
Los Angeles Cmnty. Facs. Dist., No. 5, Spec. Tax
NR           7.25         9/01/19      1,500(e)
1,792,095
Los Angeles Dept. of Wtr. & Pwr., Waterworks Rev.
Aa           4.50         5/15/23      1,900
1,760,882
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.
BBB(c)       6.50         6/01/21      1,500
1,634,460
Mammoth Unified Sch. Dist., Cap. Apprec., M.B.I.A.
Aaa          Zero         8/01/23      1,475
434,594
Met. Wtr. Dist. of Southern California, Waterworks Rev.,
   Linked S.A.V.R.S. & R.I.B.S.
Aa2          5.75         8/10/18      1,000
1,118,250
Mojave Desert & Mtn. Solid Waste Joint Pwrs. Auth. Proj.
Rev.
   A.M.T.
Baa1         7.875        6/01/20      1,175
1,358,476
Montebello Unified Sch. Dist.,
   Cap. Apprec., F.G.I.C.
Aaa          Zero         8/01/18      2,195
816,079
   Cap. Apprec., F.G.I.C.
Aaa          Zero         8/01/19      2,250
792,743
   Cap. Apprec., F.G.I.C.
Aaa          Zero         8/01/20      2,300
770,937
Northern California Power Agcy. Public Power Rev., Ref.
   Hydroelectric Project, Series A, M.B.I.A.
Aaa           5.20        7/01/32      2,400
2,427,336
Ontario California Impvt. Bond Act of 1915, Assmt. Dist.
100C
   - Com., Ctr. III
NR            8.00        9/02/11      1,160
1,194,939
Orange Cnty. Cmnty. Facs. Dist., Spec. Tax Rev.,
   No. 87-4, Foothill Ranch, Ser. A
AAA(c)        7.375       8/15/18      3,500 (e)
4,026,225
   No. 87-5B, Rancho Santa Margarita
NR            7.50        8/15/17      1,750 (e)
2,014,442
   No. 88-1, Aliso Viejo, Ser. A
AAA(c)        7.15        8/15/06        805 (e)
919,721
Orange Cnty. Loc. Trans. Auth.,
   Sales Tax Rev., Linked S.A.V.R.S. & R.I.B.S., A.M.B.A.C.
Aaa           6.20        2/14/11     10,000
11,553,700
   Spec. Tax Rev. Linked S.A.V.R.S. & R.I.B.S.
NR            8.212(g)    2/14/11        750
976,875
Paramount Unified Sch. Dist., Cap. Apprec., Ser. A, F.S.A.
Aaa          Zero         9/01/20      3,535
1,179,983
Perris Sch. Dist., Cert. of Part., Cap. Proj.
NR            7.75        3/01/21      1,500 (e)
1,670,025
Placentia Pub. Fin. Auth., Tax Rev., Ser. B
NR            6.60        9/01/15      1,500
1,570,095
Poway Cmmty. Fac. Dist., Ref.
NR            6.75        8/15/15      1,000
1,096,350
Puerto Rico Hwy. & Trans. Auth. Rev., Ser. Q
AAA(c)        7.75        7/01/10      2,100  e)(f)
2,291,667
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth. Facs.,
   Ser. J
Baa1         Zero         7/01/06      1,605
1,147,463

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                      PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1998                    CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Redding Elec. Sys. Rev., Cert. of Part., Linked S.A.V.R.S. &
   R.I.B.S., M.B.I.A.
Aaa          6.368%       7/01/22    $ 3,750     $
4,396,387
Richmond Redev. Agcy. Tax Alloc.,
   Cap. Apprec. Ref. Harbor, Ser. B., M.B.I.A.
Aaa          Zero         7/01/20      1,150
382,973
   Cap. Apprec. Ref. Harbor, Ser. B., M.B.I.A.
Aaa          Zero         7/01/21      1,150
360,134
   Multifamily Bridge Affordable Hsg.
NR            7.50        9/01/23      2,500
2,552,625
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1
NR            7.50        9/02/22      1,970
2,074,233
Riverside Cnty. Cert. of Part., Air Force Village West
NR            8.125       6/15/20      3,000 (f)
3,326,490
Riverside Cnty. Impvt. Bond Act 1915, Assmt. Dist. 159, Ser.
A      NR            7.625       9/02/14      2,500
2,598,075
Rocklin Stanford Ranch Cmnty. No.3, Facs. Dist., Spec. Tax
NR            8.10       11/01/15      1,000 (e)
1,110,530
Rocklin Unified Sch. Dist., Gen. Oblig.,
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa          Zero         8/01/12      1,110
570,529
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa          Zero         8/01/13      1,165
565,048
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa          Zero         8/01/14      1,220
559,346
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa          Zero         8/01/15      1,285
560,054
   Cap. Apprec., Ser. C, M.B.I.A.
Aaa          Zero         8/01/16      1,400
578,914
Sacramento City. Fin. Auth.,
   Cap. Apprec., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A.
Aaa          Zero        11/01/16      5,700
2,328,165
   Cap. Apprec., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A.
Aaa          Zero        11/01/17      5,695
2,205,958
Sacramento Cnty. Spec. Tax Rev.,
   Dist. No. 1, Laguna Creek Ranch
NR            5.70       12/01/20      2,000
2,020,320
   Dist. No. 1, Laguna Creek Ranch
NR            8.25       12/01/20      1,000 (e)
1,116,040
Sacramento Impvt. Bond Act of 1915, Willowcreek II Assmt.
   Dist.
   No. 96-1
NR            6.70        9/02/22      2,500
2,585,000
Sacramento Spec. Purpose Fac., Y.M.C.A. of Sacramento
NR            7.25       12/01/18      2,155
2,342,765
San Bernardino Cnty.,
   Cert. of Part, Med. Ctr. Fin. Proj., M.B.I.A.
Aaa           5.50        8/01/22      4,540
4,927,761
   Fin. Auth. Ref. Impt., Granada Hills
BBB(c)        6.90        5/01/27      2,285
2,547,478
San Bruno Park Sch. Dist.,
   Cap. Apprec., F.S.A.
Aaa          Zero         8/01/20      1,275
427,367
   Cap. Apprec., F.S.A.
Aaa          Zero         8/01/21      1,220
388,082
   Cap. Apprec., F.S.A.
Aaa          Zero         8/01/22      1,080
326,646
San Diego Spec. Tax, Cmnty. Facs. Dist. No. 1, Ser. B
NR            7.10        9/01/20      2,000 (e)
2,395,540
San Francisco City & Cnty. Arpt. Comm. Int'l. Arpt. Rev.,
Ser.
   2, F.S.A.
Aaa           4.75        5/01/29      5,000
4,793,300
San Francisco City & Cnty.,
   Redev. Agcy., Lease Rev.
A1           Zero         7/01/06      1,500
1,062,585
   Redev. Agcy., Lease Rev.
A1           Zero         7/01/07      2,250
1,519,335
San Joaquin Hills Trans. Corridor Agcy.,
   Toll Road Rev.
Aaa          Zero         1/01/11      2,000
1,126,340
   Toll Road Rev.
Aaa          Zero         1/01/22     15,000
4,760,100
San Jose Redev. Proj., M.B.I.A.
Aaa           6.00        8/01/15      3,000
3,449,220

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                      PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1998                    CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
San Jose Unif. Sch. Dist., Santa Clara,
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa          Zero         8/01/16    $ 2,630     $
1,087,531
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa          Zero         8/01/18      2,765
1,027,999
   Gen. Oblig., Ser. A., F.G.I.C.
Aaa          Zero         8/01/19      2,835
998,856
San Luis Obispo, Certs. of Part., Vista Hosp. Sys.
NR            8.375%      7/01/29      1,000
1,113,880
San Marcos Public Fac. Auth. Rev., Ref. Ser. 1998
NR            5.80        9/01/18      1,000
1,008,610
San Marino Unified Sch. Dist.,
   General Oblig., Ser. A
AA(c)         5.25        7/01/19      1,840
1,943,169
   General Oblig., Ser. A
AA(c)         5.00        6/01/23      1,500
1,523,415
Santa Margarita, Dana Point Auth.,
   Impvt. Dists. Ser. A, M.B.I.A.
Aaa           7.25        8/01/09        905
1,132,915
   Impvt. Dists. Ser. B, M.B.I.A.
Aaa           7.25        8/01/14      1,000
1,288,750
South Orange Cnty., Pub. Fin. Auth.,
   Foothill Area Proj., Ser. C, F.G.I.C.
Aaa           6.50        8/15/10        750
895,965
   Spec. Tax Rev., M.B.I.A.
Aaa           7.00        9/01/10      2,535
3,141,727
South San Francisco Redev. Agcy., Tax Alloc., Gateway Redev.
   Proj.
NR            7.60        9/01/18      2,375
2,592,835
South Tahoe Joint Pwrs. Fin. Ser. A, B.A.N.
NR            8.00       10/01/01      2,500
2,507,925
South Whittier Elementary Sch., Ser. A
Aaa           5.00        8/01/23      5,235
5,183,278
Southern California Pub. Pwr. Auth.,
   Proj. Rev.
A             6.75        7/01/10      6,250
7,484,250
   Proj. Rev.
A             6.75        7/01/13      3,000
3,633,330
   Proj. Rev., A.M.B.A.C.
Aaa          Zero         7/01/16      8,400
3,536,652
Stockton Cmnty. Facs. Dist. No. 90-2, Brookside Estates
NR            6.20        8/01/15      1,050
1,100,442
Sulphur Springs Unif. Sch. Dist., Ser. A, M.B.I.A.
Aaa          Zero         9/01/11      3,000
1,631,670
Temecula Valley Unif. Sch. Dist., Cmnty. Facs., Spec. Tax
   Dist. No. 89-1,
NR            8.60        9/01/17      2,600
2,783,222
Torrance Redev. Agcy.,
   Refunding Tax Allocation Subordinated Lien
NR            5.625       9/01/28      1,000
1,004,590
   Tax Alloc. Downtown Redev.
Baa           7.125       9/01/22      2,105
2,344,696
   Tax Alloc. Ind. Redev. Proj.
NR            7.75        9/01/13      2,500 (e)
2,654,450
Vacaville Cmnty. Redev. Agcy., Multifamily Hsg. Rev.
A(c)          7.375      11/01/14      1,110
1,198,811
Ventura California Port District Certificates Participating
NR            6.375       8/01/28      4,000
4,037,960
Victor Valley,
   Union H.S. Dist., M.B.I.A
Aaa          Zero         9/01/17      4,500
1,757,520
   Union H.S. Dist., M.B.I.A.
Aaa          Zero         9/01/19      5,450
1,912,241
   Union H.S. Dist., M.B.I.A.
Aaa          Zero         9/01/20      5,850
1,952,730
Virgin Islands Pub. Fin. Auth. Rev.,
   Hwy. Trans. Trust Fund
AAA(c)        7.70       10/01/04      1,000 (e)
1,063,760
   Sub. Lien Notes, Ser. E,
NR            5.875      10/01/18      1,000
1,035,410
Virgin Islands Territory, Hugo Ins. Claims Fund Proj., Ser.
91      NR            7.75       10/01/06        945 (e)
1,039,680
West Contra Costa Unified Sch. Dist., Cert. of Part.
Baa3          6.875       1/01/09      1,140
1,270,131
West Sacramento Impvt. Bond Act of 1915, Lighthouse Marina
   Assmt. Dist. 90-1
NR            8.50        9/02/17      2,245
2,340,390

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                      PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1998                    CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description (a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Westminster Redev. Agcy., Tax Allocation Rev., Orange
County,
   Proj. No. 1, Ser. A
Baa           7.30%       8/01/21   $  3,000 (e) $
3,355,830

------------
Total long-term investments (cost $232,756,655)
260,159,988

------------
SHORT-TERM INVESTMENTS--2.8%
California Poll. Ctrl. Fin. Auth. Ref., Pacific Gas & Elec.
   Co., Ser. 96, F.R.D.D.
A1+(c)       3.20         9/01/98      2,000
2,000,000
California Poll. Ctrl. Fin. Auth. Rev.,
   So. Cal. Ed., Ser. 86C, F.R.D.D.
P-1          3.80         9/01/98      1,900
1,900,000
   So. Cal. Ed., Ser. 86D, F.R.D.D.
VMIG1        3.80         9/01/98        300
300,000
   So. Cal. Ed., Ser. 86B, F.R.D.D.
VMIG1        3.80         9/01/98        400
400,000
California Poll. Ctrl. Fin. Ref. Pacific Gas & Elec. Co.,
   F.R.D.D.
NR           3.25         9/01/98      1,500
1,500,000
California Poll. Ctrl. Fin. Auth. Poll. Ctrl. Rev., F.R.D.D.
A1+(c)       3.25         9/01/98      1,300
1,300,000

------------
Total short-term investments (cost $7,400,000)
7,400,000

------------
Total Investments--101.9%
(cost $240,156,655; Note 4)
267,559,988
Liabilities in excess of other assets--(1.9)%
(5,046,961)

------------
Net Assets--100%
$262,513,027

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Notes (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bearing Securities. S.A.V.R.S.--Select Auction Variable Rate Securities.
    Y.M.C.A.--Young Mens Christian Association.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Issue in default on interest payment.
(e) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
guaranteed obligations.
(f) All or a portion of the securities are segregated as
collateral for
    financial futures contracts.
(g) Rate shown reflects current rate of variable rate
instruments.
(h) Indicates a restricted security; the aggregate cost of
such securities is
    $2,482,295. The aggregate value ($1,375,025) is
approximately 0.5% of net
    assets.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities        CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Assets
August 31, 1998
Investments, at value (cost
$240,156,655)...............................................
 ..................       $ 267,559,988
Cash........................................................
 ..............................................
2,416
Interest
receivable..................................................
 .....................................           3,888,618
Receivable for Series shares
sold........................................................
 .................           1,545,920
Receivable for investments
sold........................................................
 ...................             341,600
Due from broker-variation
margin......................................................
 ....................              16,094
Other
assets......................................................
 ........................................               5,427

---------------
   Total
assets......................................................
 .....................................         273,360,063

---------------
Liabilities
Payable for investments
purchased...................................................
 ......................          10,011,648
Payable for Series shares
reacquired..................................................
 ....................             335,087
Dividends
payable.....................................................
 ....................................             215,548
Accrued
expenses....................................................
 ......................................             133,692
Management fee
payable.....................................................
 ...............................              96,706
Distribution fee
payable.....................................................
 .............................              46,350
Deferred trustee's
fees........................................................
 ...........................               8,005

---------------
   Total
liabilities.................................................
 .....................................          10,847,036

---------------
Net
Assets......................................................
 ..........................................       $
262,513,027

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........       $     234,566
   Paid-in capital in excess of
par.........................................................
 ..............         237,775,683

---------------

238,010,249
   Accumulated net realized loss on
investments.................................................
 ..........          (3,043,461)
   Net unrealized appreciation on
investments.................................................
 ............          27,546,239

---------------
Net assets, August 31,
1998........................................................
 .......................       $ 262,513,027

---------------

---------------
Class A:
   Net asset value and redemption price per share
      ($181,511,576 / 16,218,964 shares of beneficial
interest issued and outstanding)....................
$11.19
   Maximum sales charge (3% of offering
price)......................................................
 ......                 .35

---------------
   Maximum offering price to
public......................................................
 .................              $11.54

---------------

---------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($70,534,576 / 6,302,253 shares of beneficial interest
issued and outstanding)......................
$11.19

---------------

---------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($5,959,584 / 532,488 shares of beneficial interest
issued and outstanding).........................
$11.19

---------------

---------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($4,507,291 / 402,916 shares of beneficial interest
issued and outstanding).........................
$11.19

---------------

---------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA INCOME SERIES
Statement of Operations
------------------------------------------------------------

                                                   Year
Ended
Net Investment Income                            August 31,
1998
Income
   Interest and discount earned...............
$13,940,396
                                                 -----------
----
Expenses
   Management fee.............................
1,147,925
   Distribution fee--Class A..................
165,772
   Distribution fee--Class B..................
280,056
   Distribution fee--Class C..................
33,686
   Custodian's fees and expenses..............
95,000
   Transfer agent's fees and expenses.........
60,000
   Registration fees..........................
56,000
   Reports to shareholders....................
48,000
   Audit fees and expenses....................
13,000
   Legal fees and expenses....................
10,000
   Trustees' fees and expenses................
7,000
   Miscellaneous..............................
9,124
                                                 -----------
----
      Total expenses..........................
1,925,563
   Less: Management fee waiver (Note 2).......
(114,792)
      Custodian fee credit (Note 1)...........
(3,281)
                                                 -----------
----
      Net expenses............................
1,807,490
                                                 -----------
----
Net investment income.........................
12,132,906
                                                 -----------
----
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on:
   Investment transactions....................
407,913
   Financial futures transactions.............
(495,936)
                                                 -----------
----

(88,023)
                                                 -----------
----
Net change in unrealized appreciation on:
   Investments................................
10,019,833
   Financial futures contracts................
180,406
                                                 -----------
----

10,200,239
                                                 -----------
----
Net gain on investments.......................
10,112,216
                                                 -----------
----
Net Increase in Net Assets
Resulting from Operations.....................
$22,245,122
                                                 -----------
----
                                                 -----------
----

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA INCOME SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended August 31,
in Net Assets                          1998            1997
Operations
   Net investment income........   $ 12,132,906    $
11,028,514
   Net realized gain (loss) on
      investment transactions...        (88,023)
1,204,690
   Net change in unrealized
      appreciation of
      investments...............     10,200,239
6,078,772
                                   ------------    ---------
---
   Net increase in net assets
      resulting from
      operations................     22,245,122
18,311,976
                                   ------------    ---------
---
Dividends and distribution (Note
   1):
   Dividends from net investment
      income
      Class A...................     (8,943,420)
(8,663,215)
      Class B...................     (2,795,615)
(2,155,430)
      Class C...................       (211,960)
(157,025)
      Class Z...................       (181,911)
(52,844)
                                   ------------    ---------
---
                                    (12,132,906)
(11,028,514)
                                   ------------    ---------
---
   Distributions in excess of
      net investment income
      Class A...................        (77,784)
(14,563)
      Class B...................        (24,826)
(3,730)
      Class C...................         (1,879)
(308)
      Class Z...................         (1,255)
(19)
                                   ------------    ---------
---
                                       (105,744)
(18,620)
                                   ------------    ---------
---
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................     72,607,907
39,086,871
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions.........      6,072,757
5,324,369
   Cost of shares reacquired....    (35,867,889)
(34,470,755)
                                   ------------    ---------
---
   Net increase in net assets
      from Series share
      transactions..............     42,812,775
9,940,485
                                   ------------    ---------
---
Total increase..................     52,819,247
17,205,327
Net Assets
Beginning of year...............    209,693,780
192,488,453
                                   ------------    ---------
---
End of year.....................   $262,513,027
$209,693,780
                                   ------------    ---------
---
                                   ------------    ---------
---

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements             CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
Prudential California Municipal Fund (the 'Fund') is
registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
three series. The monies of each series are invested in
separate, independently
managed portfolios. The California Income Series (the
'Series') commenced
investment operations on December 3, 1990. The Series is
diversified and seeks
to achieve its investment objective of obtaining the maximum amount of income
exempt from federal and California state income taxes with
the minimum of risk.
The Series will invest primarily in investment grade
municipal obligations but
may also invest a portion of its assets in lower-quality
municipal obligations
or in nonrated securities which are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic developments in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund and the Series in preparation of its financial
statements.
Security Valuations: The Series values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees. Short-term
securities which mature in
more than 60 days are valued at current market quotations.
Short-term securities
which mature in 60 days or less are valued at amortized
cost.
The Series held illiquid securities, including those which
are restricted as to
disposition under securities law ('restricted securities').
None of the issues
of restricted securities held by the Series at August 31,
1998 include
registration rights under which the Series may demand
registration by the
issuer. Restricted securities, sometimes referred to as
private placements, are
valued pursuant to the valuation procedures noted above.
All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
transactions.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
--------------------
                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements             CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with Statement
of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to increase
undistributed net investment
income by $105,744, increase accumulated net realized loss
by $103,672 and
decrease paid-in capital by $2,072 due to the sale of
securities purchased with
market discount. Net investment income, net realized gains
and net assets were
not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series. PIFM has agreed
to voluntarily waive a portion (.05 of 1% of the Series'
average daily net
assets) of its management fee, which amounted to $114,792
($.005 per share) for
the year ended August 31, 1998. The Series is not required
to reimburse PIFM for
such waiver.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI') which acted as the distributor of the Class A, Class
B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of
the Fund effective
June 1, 1998 and is serving the Fund under the same terms
and conditions as
under the arrangement with PSI. The Fund compensated PSI and
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution (the 'Class A, B and C
Plans'), regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PSI or PIMS as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the year ended August 31, 1998.
PSI and PIMS have advised the Series that they received
approximately $445,200
in front-end sales charges resulting from sales of Class A
shares during the
year ended August 31, 1998. From these fees, PSI and PIMS
paid such sales
charges to affiliated broker-dealers which in turn paid
commissions to sales
persons and incurred other distribution costs.
PSI and PIMS have advised the Series that for the year ended
August 31, 1998,
they received approximately $121,500 and $3,300 in
contingent deferred sales
charges imposed upon certain redemptions by Class B and
Class C shareholders,
respectively.
PSI, PIFM, PIMS and PIC are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement during the year
ended August 31, 1998. The Funds pay a commitment fee at an
annual rate of .055
of 1% on the unused portion of the credit facility. The
commitment fee is
accrued and paid quarterly on a pro rata basis by the Funds.
The Agreement
expired on December 30, 1997 and has been extended through
December 29, 1998
under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the year ended
August 31, 1998, the
Series incurred fees of approximately $46,600 for the
services of PMFS. As of
August 31, 1998 approximately $3,900 of such fees were due
to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the year ended August 31, 1998 were
$61,424,803 and
$22,338,463, respectively.
The federal income tax cost basis of the Fund's investments
at August 31, 1998
was $240,157,320 and, accordingly, net unrealized
appreciation on
------------------------------------------------------------
--------------------

                                         PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements            CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
investments for federal income tax purposes was $27,403,333 (gross unrealized appreciation--$28,510,603; gross unrealized depreciation-- $1,107,270).
During the year ended August 31, 1998, the Fund entered into financial futures contracts. Details of open contracts at August 31, 1998 are as follows:

                                                     Value
at        Value at        Unrealized
Number of                            Expiration     August
31,        Trade         Appreciation
Contracts            Type               Date           1998
Date        (Depreciation)
---------     -------------------    -----------    --------
---     ----------     --------------
                Short Position:
    67             Muni Bond         Sept. 1998     $
8,483,875     $8,314,281       $ (169,594)
                Long Position:
    80        30 yr. U.S. T-Bond     Sept. 1998
$10,170,000     $9,857,500          312,500

--------------

$  142,906

--------------

--------------

For federal income tax purposes, the Series has a capital
loss carryforward at
August 31, 1998 of approximately $2,756,900 of which
$1,781,200 expires in 2003
and $975,700 expires in 2004. Accordingly, no capital gains
distributions are
expected to be paid to shareholders until net gains have
been realized in excess
of such amount.
For federal income tax purposes, the Series will elect to
treat net capital
losses of $32,200 incurred in the ten month period ending
August 31, 1998 as
having been incurred in the following fiscal year.
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.
Transactions in shares of beneficial interest for the year ended August 31, 1998 and fiscal year ended August 31, 1997 were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended August 31, 1998:
Shares sold........................    3,414,327    $
37,583,169
Shares issued in reinvestment of
  dividends and distributions......      412,571
4,525,799
Shares reacquired..................   (2,333,125)
(25,610,559)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................    1,493,773
16,498,409
Shares issued upon conversion from
  Class B..........................      101,309
1,102,989
                                      ----------    --------
----
Net increase in shares
  outstanding......................    1,595,082    $
17,601,398
                                      ----------    --------
----
                                      ----------    --------
----
Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended August 31, 1997:
Shares sold........................    1,937,503    $
20,445,041
Shares issued in reinvestment of
  dividends........................      399,645
4,210,389
Shares reacquired..................   (2,590,226)
(27,275,477)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (253,078)
(2,620,047)
Shares issued upon conversion from
  Class B..........................       42,570
446,739
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (210,508)   $
(2,173,308)
                                      ----------    --------
----
                                      ----------    --------
----
Class B
-----------------------------------
Year ended August 31, 1998:
Shares sold........................    2,527,906    $
27,786,255
Shares issued in reinvestment of
  dividends and distributions......      111,980
1,228,995
Shares reacquired..................     (663,467)
(7,259,153)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................    1,976,419
21,756,097
Shares reacquired upon conversion
  into Class A.....................     (101,309)
(1,102,989)
                                      ----------    --------
----
Net increase in shares
  outstanding......................    1,875,110    $
20,653,108
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1997:
Shares sold........................    1,426,212    $
15,041,198
Shares issued in reinvestment of
  dividends........................       91,835
967,638
Shares reacquired..................     (531,588)
(5,601,556)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      986,459
10,407,280
Shares reacquired upon conversion
  into Class A.....................      (42,570)
(446,739)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      943,889    $
9,960,541
                                      ----------    --------
----
                                      ----------    --------
----
Class C
-----------------------------------
Year ended August 31, 1998:
Shares sold........................      384,457    $
4,221,764
Shares issued in reinvestment of
  dividends and distributions......       13,751
150,931
Shares reacquired..................     (202,715)
(2,225,783)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      195,493    $
2,146,912
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1997:
Shares sold........................      139,593    $
1,480,063
Shares issued in reinvestment of
  dividends........................        9,040
95,296
Shares reacquired..................     (128,116)
(1,354,688)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       20,517    $
220,671
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                        PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements           CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Class Z                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended August 31, 1998:
Shares sold........................      274,705    $
3,016,719
Shares issued in reinvestment of
  dividends and distributions......       15,212
167,032
Shares reacquired..................      (70,320)
(772,394)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      219,597    $
2,411,357
                                      ----------    --------
----
                                      ----------    --------
----
September 18, 1996(a) through
  August 31, 1997:
Shares sold........................      201,074    $
2,120,569
Shares issued in reinvestment of
  dividends and distributions......        4,829
51,046
Shares reacquired..................      (22,584)
(239,034)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      183,319    $
1,932,581
                                      ----------    --------
----
                                      ----------    --------
----

---------------
(a) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
                                       13

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights                       CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Class A
                                                 -----------
-------------------------------------------------

Year Ended August 31,
                                                 -----------
-------------------------------------------------
                                                   1998
1997         1996         1995         1994
                                                 --------
--------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............   $  10.71
$  10.33     $  10.28     $  10.19     $  10.68
                                                 --------
--------     --------     --------     --------
Income from investment operations
Net investment income(a)......................        .59
 .60          .63          .65          .65
Net realized and unrealized gain (loss) on
   investment transactions....................        .49
 .38          .05          .09         (.39)
                                                 --------
--------     --------     --------     --------
   Total from investment operations...........       1.08
 .98          .68          .74          .26
                                                 --------
--------     --------     --------     --------
Less distributions
Dividends from net investment income..........       (.59)
(.60)        (.63)        (.65)        (.65)
Distributions in excess of net investment
   income.....................................       (.01)
--(c)        --           --           --
Distributions from net realized gains.........         --
--           --           --         (.10)
                                                 --------
--------     --------     --------     --------
   Total distributions........................       (.60)
(.60)        (.63)        (.65)        (.75)
                                                 --------
--------     --------     --------     --------
Net asset value, end of year..................   $  11.19
$  10.71     $  10.33     $  10.28     $  10.19
                                                 --------
--------     --------     --------     --------
                                                 --------
--------     --------     --------     --------
TOTAL RETURN(b):..............................      10.31%
9.72%        6.67%        7.67%        2.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................   $181,512
$156,684     $153,236     $163,538     $183,742
Average net assets (000)......................   $165,771
$153,019     $161,420     $165,500     $195,610
Ratios to average net assets(a):
   Expenses, including distribution fees......        .68%
 .73%         .50%         .40%         .35%
   Expenses, excluding distribution fees......        .58%
 .63%         .40%         .30%         .25%
   Net investment income......................       5.39%
5.66%        6.01%        6.49%        6.25%
For Class A, B, C and Z shares:
   Portfolio turnover rate....................         10%
16%          22%          39%          46%

---------------
(a) Net of expense subsidy and/or management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(c) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

                                       PRUDENTIAL CALIFORNIA
MUNICIPAL FUND
Financial Highlights                   CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------

Class B
                                                 -----------
------------------------------------------------

December 7,

1993(d)

Year Ended August 31,                  Through
                                                 -----------
--------------------------------     August 31,
                                                  1998
1997        1996        1995          1994
                                                 -------
-------     -------     -------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........   $ 10.71
$ 10.33     $ 10.28     $ 10.19       $ 10.61
                                                 -------
-------     -------     -------     -----------
Income from investment operations
Net investment income(a)......................       .55
 .55         .59         .61           .44
Net realized and unrealized gain (loss) on
   investment transactions....................       .49
 .38         .05         .09          (.42)
                                                 -------
-------     -------     -------     -----------
   Total from investment operations...........      1.04
 .93         .64         .70           .02
                                                 -------
-------     -------     -------     -----------
Less distributions
Dividends from net investment income..........      (.55)
(.55)       (.59)       (.61)         (.44)
Distributions in excess of net investment
   income.....................................      (.01)
--(e)       --          --            --
                                                 -------
-------     -------     -------     -----------
   Total distributions........................      (.56)
(.55)       (.59)       (.61)         (.44)
                                                 -------
-------     -------     -------     -----------
Net asset value, end of period................   $ 11.19
$ 10.71     $ 10.33     $ 10.28       $ 10.19
                                                 -------
-------     -------     -------     -----------
                                                 -------
-------     -------     -------     -----------
TOTAL RETURN(b):..............................      9.87%
9.28%       6.25%       7.24%         (.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............   $70,535
$47,436     $35,983     $28,609       $18,931
Average net assets (000)......................   $56,011
$40,983     $32,555     $23,722       $ 6,814
Ratios to average net assets(a):
   Expenses, including distribution fees......      1.08%
1.13%        .90%        .80%         1.11%(c)
   Expenses, excluding distribution fees......       .58%
 .63%        .40%        .30%          .43%(c)
   Net investment income......................      4.99%
5.26%       5.61%       6.09%         8.15%(c)

---------------
(a) Net of expense subsidy and management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class B shares.
(e) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

                                            PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights                        CALIFORNIA
INCOME SERIES
------------------------------------------------------------
--------------------

Class C                               Class Z
                                                 -----------
----------------------------------------------     ---------
-

August 1,

1994(d)

Year Ended August 31,                 Through       Year
Ended
                                                 -----------
-------------------------------     August 31,     August
31,
                                                  1998
1997        1996        1995          1994           1998
                                                 ------
-------     -------     -------     ----------     ---------
-
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........   $10.71
$ 10.33     $ 10.28     $ 10.19       $10.18         $10.71
                                                 ------
-------     -------     -------        -----          -----
Income from investment operations
Net investment income(a)......................      .52
 .53         .56         .58          .05            .61
Net realized and unrealized gain (loss) on
   investment transactions....................      .49
 .38         .05         .09          .01            .49
                                                 ------
-------     -------     -------        -----          -----
   Total from investment operations...........     1.01
 .91         .61         .67          .06           1.10
                                                 ------
-------     -------     -------        -----          -----
Less distributions
Dividends from net investment income..........     (.52)
(.53)       (.56)       (.58)        (.05)          (.61)
Distributions in excess of net investment
   income.....................................     (.01)
--(f)       --          --           --           (.01)
                                                 ------
-------     -------     -------        -----          -----
   Total distributions........................     (.53)
(.53)       (.56)       (.58)        (.05)          (.62)
                                                 ------
-------     -------     -------        -----          -----
Net asset value, end of period................   $11.19
$ 10.71     $ 10.33     $ 10.28       $10.19         $11.19
                                                 ------
-------     -------     -------        -----          -----
                                                 ------
-------     -------     -------        -----          -----
TOTAL RETURN(b):..............................     9.60%
9.01%       5.99%       6.98%         .47%         10.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............   $5,960
$ 3,611     $ 3,269     $ 2,762       $1,054         $4,507
Average net assets (000)......................   $4,491
$ 3,135     $ 3,300     $ 1,751       $  353         $3,312
Ratios to average net assets(a):
   Expenses, including distribution fees......     1.33%
1.38%       1.15%       1.05%        1.12%(c)        .58%
   Expenses, excluding distribution fees......      .58%
 .63%        .40%        .30%         .37%(c)        .58%
   Net investment income......................     4.74%
5.01%       5.36%       5.84%        6.25%(c)       5.49%
                                                September
18,
                                                   1996(e)
                                                   Through
                                                 August 31,
                                                    1997
                                                ------------
-
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........     $ 10.38
                                                     -----
Income from investment operations
Net investment income(a)......................         .57
Net realized and unrealized gain (loss) on
   investment transactions....................         .33
                                                     -----
   Total from investment operations...........         .90
                                                     -----
Less distributions
Dividends from net investment income..........        (.57)
Distributions in excess of net investment
   income.....................................          --
(f)
                                                     -----
   Total distributions........................        (.57)
                                                     -----
Net asset value, end of period................     $ 10.71
                                                     -----
                                                     -----
TOTAL RETURN(b):..............................        8.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............     $ 1,963
Average net assets (000)......................     $   970
Ratios to average net assets(a):
   Expenses, including distribution fees......
 .63%(c)
   Expenses, excluding distribution fees......
 .63%(c)
   Net investment income......................
5.76%(c)

---------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
(f) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Report of Independent Accountants          CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
To the Shareholders and Board of Trustees of Prudential California Municipal Fund, California Income
Series:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential California Municipal
Fund, California Income Series (the 'Fund', one of the portfolios constituting
Prudential California Municipal Fund) at August 31, 1998, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the three years in the period ended August 31, 1996 were audited by other independent accountants, whose opinion dated October 14, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
October 21, 1998
------------------------------------------------------------
--------------------

                                        PRUDENTIAL MUNICIPAL
SERIES FUND
Federal Income Tax Information
(Unaudited)                             CALIFORNIA INCOME
SERIES
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Series' fiscal year end (August 31, 1998) as to the federal
tax status of
dividends paid by the Series during such fiscal year.
Accordingly, we are
advising you that in the fiscal year ended August 31, 1998,
dividends paid from
net investment income of $.59 per share for Class A shares,
$.55 per Class B
share, $.52 per Class C share and $.61 per Class Z share
were all federally
tax-exempt interest dividends. In addition, the Series paid
to Class A, B, C and
Z shares a special taxable income of $.01 which is taxable
as ordinary income.
We wish to advise you that the corporate dividends received
deduction for the
Series is zero. Only funds that invest in U.S. equity
securities are entitled to
pass-through a corporate dividends received deduction.
In January 1999 you will be advised on IRS Form 1099 DIV or
substitute 1099 DIV
as to federal tax status of the distributions received by
you in calendar year
1998.
------------------------------------------------------------
--------------------

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help.
So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one half of one percent is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity.
The expectation is that the interest rate charged will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most often used
to describe
the difference   between prices bid and asked for a
security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S. market.

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

/ / Prudential CA Muni Fund:
    California Income Series

--- Lehman Brothers Municipal
    Bond Index

Comparing A $10,000 Investment.
-------------------------------------------------------
Prudential California Municipal Fund: California Income
Series vs. Lehman Brothers Municipal Bond Index.


Past performance is not indicative of future results.
Principal and
investment return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The boxes on top of the graphs are designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential California Municipal Fund: California Income Series (Class A, B, C, and Z shares) with a similar investment in the Lehman Brothers Municipal Bond Index (the Index) by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of each fiscal year (August 31), as measured on a quarterly basis, beginning in 1990 for Class A shares, 1993 for Class B shares, 1994 for Class C shares, and 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated in the accompanying tables, it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on August 31, 1998; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Class Z shares are not subject to a sales charge or distribution fee.

The graphs and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees. Without waiver of management fees and/or expense subsidization, the Series' average annual total returns would have been lower, as indicated in parentheses ( ).

The Index is a market value-weighted index comprised of about
47,000 municipal bonds (state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by
Lehman Brothers as representative of the long-term investment-grade municipal bond market. It is an unmanaged index that includes the reinvestment of all dividends, but does not reflect the transaction costs and advisory fees paid by the Series' investors. The Index's holdings differ from the Series' portfolio. The Index is not the only one that may be used to characterize performance of municipal bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Class A
(GRAPH)

Average Annual Total
 Returns - Class A
-----------------------------
With Sales Load
8.49% Since Inception (8.19%)
6.70% for 5 Years (6.49%)
7.00% for 1 Year

   Without Sales Load
-------------------------------
 8.92% Since Inception (8.61%)
 7.35% for 5 Years (7.14%)
10.31% for 1 Year (10.26%)


Class B
(GRAPH)

Average Annual Total
 Returns - Class B
----------------------------------
      With Sales Load
6.74% Since Inception (6.56%)
4.87% for 1 Year

    Without Sales Load
----------------------------------
6.90% Since Inception (6.72%)
9.87% for 1 Year (9.82%)


Class C
(GRAPH)

Average Annual Total
 Returns - Class C
-----------------------------------
    With Sales Load
7.84% Since Inception (7.68%)
8.60% for 1 Year

     Without Sales Load
-----------------------------------
7.84% Since Inception (7.68%)
9.60% for 1 Year (9.55%)


Class Z
(GRAPH)

Average Annual Total
 Returns - Class Z
----------------------------------
    With Sales Load
9.90% Since Inception (9.85%)
10.42% for 1 Year (10.37%)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
http://www.prudential.comTrustees

Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

744313305    MF146E
744313404
744313800
744313875
(ICON)

Prudential
California
MunicipalFund
-------------------------------
CaliforniaMoney Market Series

ANNUAL
REPORT
Aug. 31, 1998

(LOGO)

Prudential California Municipal Fund
California Money Market Series

Performance At A Glance.
U.S. interest rates -- including municipal money market yields -- declined during the year ended August 31, 1998, as a deepening economic crisis in Asia, Russia, and Latin America caused investors to take refuge in
U.S. Treasuries. Despite this low interest rate environment and a dearth of short-term municipal securities, your Prudential
California Municipal Fund -- California Money Market Series provided an attractive, tax-advantage return because we acted quickly to buy securities during the brief periods when money market yields increased.

Fund Facts
As of 8/31/98
                           7-Day        Net Asset
Taxable Equivalent Yield*    Weighted Avg.    Net Assets
                        Current Yld.   Value (NAV)    @31%
@36%    @39.6%        Mat. (WAM)      (Millions)
CA Money
Market Series             2.37%            $1         3.79%
4.08%    4.33%         47 Days          $301
IBC Financial Data
Tax-Free State Specific
(SB & GP - CA) Avg.**     2.42%            $1         3.87%
4.17%    4.42%         43 Days           N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

* Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

** International Business Communications (IBC) Financial
Data reports
a seven-day current yield, NAV, and WAM on Mondays. These are the data of all funds in the IBC Financial Data Tax-Free State
Specific
Average (Stock Broker (SB) & General Purpose (GP) -
California)
category as of August 31, 1998.

Tracking Tax-Free Money Fund Yields.
             (GRAPH)

How Investments Compared.
    (As of 8/31/98)
        (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income. They don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Colleen Meehan, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential California Municipal Fund -- California Money
Market
Series seeks to provide the highest level of current income that is exempt from federal and California state income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the state of California, its municipalities, local governments and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands).
There can be no assurance that the Series will achieve its investment objective.

Golden State Upgraded.
For the first time in nine years, Moody's Investors Service upgraded its rating on California general obligation bonds. The rating was raised to Aa3 from A1. Moody's cited the state's economy, which has fully recovered from the recession of the early 1990s and continues to outpace the United States in terms of employment and personal income growth. While California's financial condition shows dramatic improvement, it still lags that of most states, according to Moody's.

Strategy Session.
Inflation Fears Fade.

Early in the fall of 1997, investors worried that a booming
U.S.
economy was growing so fast it could fuel higher inflation, which erodes the value of a bond. Some even believed the Federal
Reserve would react by increasing the federal funds rate
(the
rate banks charge each other for overnight loans) to slow the economy down.

However, an economic crisis that gripped Asia in October eventually spread around the globe and slowed U.S. economic growth. The domestic economy lost steam as cheaply priced
Asian products flooded U.S. markets, while foreign demand for American-made goods dwindled. Not surprisingly, anticipation of a federal funds rate increase turned into hopes for a federal funds rate cut in 1998 as the economy shifted into low gear and inflation remained subdued.

Asian Crisis Lifts Munis.
Meanwhile, the economic and political turmoil that spread from Asia to Russia and South America spurred demand for "safe haven" investments such as U.S. Treasuries and municipal bonds.
As a result, prices of Treasuries soared and yields fell, a trend that was also reflected in the tax-exempt money markets.
Indeed,
the Bond Buyer One-Year Note Index, a popular barometer of short-term municipal yields, fell to 3.47% in August 1998 from 3.82% in August of last year.

Municipal securities also did well as healthy local economies generated higher tax revenues which in turn reduced the borrowing needs of many state and local governments.
California, for example, has cut issuance of short-term securities by as much as $2.0 billion in recent years. What new issuance there was focused primarily on longer-term bonds because state and local governments could lock in lower interest rates for an extended period of time. These two factors decreased the supply of new municipal money market securities even though investor demand remained strong. This supply-demand imbalance led to even lower short-term municipal interest rates.

What Went Well.
Timely Purchases.
We sought to keep the Series' weighted average maturity
(WAM)
longer than its competition throughout the past year. But our task was compli-cated by the low interest rate environment and fierce com-petition for the dwindling supply of attractively priced municipal money market securities. Demand was so great that some state and local governments were able to raise prices
(and lower yields) on their newly issued securities and still attract buyers in droves.

There were times, however, when the market was temporarily flooded with short-term California securities that provided good buying opportunities. As the California fiscal year drew to a close in
June, many local govern-ments within the state sold new securities to raise cash. We were able to lock in attractive yields through buying securities such as the California School Cash Reserve Program Notes. These timely purchases extended the Series' WAM and helped bridge the low interest rate period that usually occurs in July as the rush to reinvest cash from coupon payments and bond calls causes yields to decline.

And Not So Well.Shock Waves.

The Russian government devalued the ruble and defaulted on some of its short-term debt in August, sending shock waves through global financial markets. Stunned investors fled to the safest securities available. As a result, yields on Treasuries tumbled and municipal bonds went along for the ride. In hindsight, we should have invested more heavily in June when yields were signifi-cantly higher and before all the turmoil began.

Looking Ahead.
The Federal Reserve lowered the federal funds target rate by a quarter of a percentage point on September 29 and October 15 to keep the U.S. economic expansion on track. The rate now stands at 5.00% and further reductions may be possible as the Federal
Reserve reviews economic data. Mean-while, we plan to increase our holdings of securities that are easily convertible into cash.
This will prepare us to meet the flood of shareholder redemptions that typically occur in December. We also will be able to purchase higher-yielding securities that are typically available around the end of the year.

Weighted Average Maturity Compared
     To The Average Fund
          (GRAPH)

President's Letter                          September 25,
1998
(PICTURE)

Guarding Against Uncertainty.

Dear Shareholder:

As we enter the final months of the year, the news from the financial markets is decidedly mixed. After setting record highs earlier, stocks, as measured by the Dow Jones
Industrial
Average, experienced a series of sell-offs that may signal an end to the eight-year run of double-digit returns to investors.

Amid this uncertainty there was also good news to report.
Bonds
appreciated as investors fled troubled Asian and other emerging markets for the safe haven of U.S. debt securities -- especially
Treasuries. The U.S. economy remains strong, with steady growth and low inflation. How long these trends will hold, no one knows.

Guarding against uncertainty in the current market environment can be challenging. That's why it is important to manage your expectations and diversify your portfolio.

Keep A Good Perspective.

Experienced mutual fund investors understand that financial markets will always rise and fall -- that's what markets do. Although past performance may not be indicative of future results, stocks and bonds have, over time, consistently produced attractive returns that have kept ahead of inflation.

Diversify. Diversify. Diversify.

Because asset classes seldom move in lockstep, owning a mix of stock, bond, and money market mutual funds can help lessen the effects of a market downturn over time. In fact, a well-diversified portfolio may retain or perhaps even gain in value during times of uncertainty.

We're Here To Help.

How diversified is your portfolio? Your Prudential professional will be glad to review your current allocations. He or she will recommend adjustments based upon your goals, market conditions, risk tolerance, and potential investment opportunities.

Thank you for your confidence in Prudential mutual funds.
We'll
continue to do our part in keeping you informed.

Sincerely,

Brian M. Storms, President
Prudential Investments

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Portfolio of Investments as of August 31, 1998  CALIFORNIA
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Moody's                                 Principal

Rating         Interest     Maturity     Amount
Value
Description (a)
(Unaudited)        Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Abag Fin. Auth., Harken School Foundation, Ser. 98,
   F.R.W.D.
F-1+(d)           2.45%       9/02/98   $  4,000     $
4,000,000
Anaheim Hsg. Auth., Monterey Apts., Ser. 97B, F.R.W.D.,
   A.M.T.
A-1+(d)           2.65        9/03/98      4,545
4,545,000
California Dept. Wtr. Res., Wtr. Rev. Cert. Part. Notes,
   Ser. I, T.E.C.P.
P-1               3.70        9/09/98      3,738
3,738,000
California Econ. Dev. Fin. Auth. Rev.,
   Mannesmann Dematic Rapistan Corp., Ser. 98, F.R.W.D.,
      A.M.T
CPS1              3.35        9/03/98      3,200
3,200,000
   Indep. Sys. Oper., Ser.98A, F.R.D.D.
VMIG1             3.15        9/01/98      1,000
1,000,000
California Hlth. Fac. Fin. Auth. Rev.,
   Insured Hospital Adventist, Ser. 98A, F.R.D.D.,
      M.B.I.A.
VMIG1             3.15        9/01/98      1,050
1,050,000
   Scripps Health, F.R.W.D., M.B.I.A.
VMIG1             2.50        9/02/98      6,500
6,500,000
California Hsg. Fin. Agcy. Rev.,
   Home Mtg. Rev., Ser. 96R, A.M.T., M.B.I.A.
A-1+(d)           3.70        4/08/99      3,670
3,670,000
   Home Mtg. Rev., Ser. 98K A.M.T.
MIG1              3.65        8/01/99      1,945
1,945,000
   Home Mtg. Rev., Ser. 98E, A.O.T., A.M.T.
VMIG1             3.55        3/12/99      9,570
9,570,000
California Poll. Ctrl. Fin. Auth. Rev.,
   Arco Proj., Ser. 94A, F.R.D.D., A.M.T.
VMIG1             3.30        9/01/98      7,600
7,600,000
   Arco Proj., Ser. 97A, F.R.W.D., A.M.T.
A-1+(d)           2.60        9/02/98      2,900
2,900,000
   Browning Ferris Inds., Ser. 97A, F.R.W.D., A.M.T.
P-1               2.65        9/02/98     10,000
10,000,000
   Delano Proj., Ser. 90, F.R.D.D., A.M.T.
P-1               3.30        9/01/98        200
200,000
   Delano Proj., Ser. 91, F.R.D.D., A.M.T.
P-1               3.30        9/01/98        200
200,000
   Pacific Gas & Elec., Ser. 96C, F.R.D.D.
A-1+(d)           3.20        9/01/98      3,600
3,600,000
   Pacific Gas & Elec., Ser. 97B, A.M.T.
A-1+(d)           3.25        9/01/98      2,700
2,700,000
   Pacific Gas & Elec., Ser. 97C, A.M.T.
A-1+(d)           3.25        9/01/98     10,500
10,500,000
   So. Cal. Ed., Ser. 86A, F.R.D.D.
VMIG1             3.80        9/01/98      6,300
6,300,000
   So. Cal. Ed., Ser 86B, F.R.D.D.
VMIG1             3.80        9/01/98      2,100
2,100,000
   So. Cal. Ed., Ser. 86C, F.R.D.D.
P-1               3.80        9/01/98      1,600
1,600,000
   So. Cal. Ed., Ser. 86D, F.R.D.D.
VMIG1             3.80        9/01/98      2,100
2,100,000
   U.S. Borax Inc. Proj., Ser. 95A, F.R.W.D.
CPS1              3.25        9/03/98      5,100
5,100,000
   Ultrapower Malaga Fresno Proj., Ser. 88A, F.R.D.D.,
      A.M.T.
P-1               3.30        9/01/98        100
100,000
   Ultrapower Malaga Fresno Proj., Ser. 88B, F.R.D.D.,
      A.M.T.
P-1               3.30        9/01/98        900
900,000
   Ultrapower Rocklin Proj., Ser. 88A, F.R.D.D., A.M.T.
P-1               3.30        9/01/98        600
600,000
   Ultrapower Rocklin Proj., Ser. 88B, F.R.D.D., A.M.T.
P-1               3.30        9/01/98        200
200,000
California Sch. Cash Reserve Prog. Auth., Series A,
   A.M.B.A.C.
MIG1              4.50        7/02/99     10,000
10,060,967
California St., Gen. Oblig., T.E.C.P.
P-1               3.45        9/04/98     11,000
11,000,000
California Statewide Cmntys. Dev. Auth.,
   Chevron Proj., Ser. 94, F.R.D.D., A.M.T.
P-1               3.25        9/01/98      7,000
7,000,000
   Kimberly Woods Apts., Ser. 95B, F.R.W.D., F.N.M.A.,
      A.M.T.
A-1+(d)           2.40        9/02/98      2,000
2,000,000
Camarillo Multi-family Hsg. Rev., Hacienda De Camarillo
   Proj.,
   Ser. 96, F.R.W.D., A.M.T.
A-1+(d)           2.65        9/03/98      3,000
3,000,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Portfolio of Investments as of August 31, 1998  CALIFORNIA
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Moody's                                 Principal

Rating         Interest     Maturity     Amount
Value
Description (a)
(Unaudited)        Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
City of Fowler Ind. Dev. Auth., Bee Sweet Citrus, Ser. 95,
   F.R.W.D., A.M.T.
CPS1              3.35%       9/03/98   $  1,800     $
1,800,000
Elk Grove Unified Sch. Dist., Ser. 98-99, T.R.A.N.
SP1+(d)           4.50        6/30/99      3,000
3,021,555
Fresno Multi-family Hsg. Rev.,
   Heron Pointe Apt. Proj., F.R.W.D.
VMIG1             2.55        9/02/98      4,900
4,900,000
   Sunrise of Fresno Proj., Ser. 96A, F.R.W.D., A.M.T.
A-1+(d)           3.46        9/03/98      5,500
5,500,000
Kern Cnty. Superintendent of Schs., Ser. 96A, F.R.W.D.
A-1+(d)           2.90        9/03/98     15,000
15,000,000
Lassen Muni. Util. Dist. Rev., Refunding Rev., Ser. 96A,
   F.R.W.D., F.S.A., A.M.T.
VMIG1             2.90        9/03/98      6,200
6,200,000
Los Angeles Comm. Coll. Dist., T.R.A.N.
SP-1+(d)          4.25        7/29/99      2,500
2,513,776
Los Angeles Dept. Wtr. & Pwr., T.E.C.P.
P-1               3.65        9/11/98      5,700
5,700,000
Los Angeles Hsg. Auth., Multi-family Rev., Lanewood Apts.
   Proj.,
   Ser. 85, F.R.W.D.
VMIG1             2.70        9/02/98      7,800
7,800,000
Los Angeles Ind. Dev. Auth., Ser. 98, F.R.W.D.
A-1+(d)           2.70        9/02/98      1,900
1,900,000
Los Angeles Wastewater Sys. Rev.,
   Muni Trust Susquehanna, Ser. SSP-19, F.R.W.D.S.,
      F.G.I.C.
VMIG1             3.25        9/02/98      5,000
5,000,000
   Refunding Rev., Ser. A
Aaa               7.10        2/01/99      7,800 (c)
8,067,957
Met. Wtr. Dist. So. Cal., Waterworks Rev., F.R.W.D.
A-1+(d)           3.21        9/03/98      4,495
4,495,000
Oakland Joint Powers Financing Auth., Lease Rev., Ser. A1,
   F.R.W.D., F.S.A.
VMIG1             2.70        9/03/98     10,000
10,000,000
Plumas Cnty., Ser. 97-98, T.R.A.N.
SP-1+(d)          4.50       12/03/98      2,400
2,404,298
Riverside Cnty. Hsg. Auth., McKinely Hills Apt. Proj.,
   Ser. 85R, F.R.W.D.
A-1+(d)           2.70        9/03/98     11,000
11,000,000
Riverside CA., Teeters, Ser. B, T.E.C.P.
P-1               3.05       10/08/98      3,800
3,800,000
Sacramento Cnty. Financing Auth., Ser. 98A, B.A.N.
SP-1+(d)          3.55       12/15/98     11,890
11,890,000
Sacramento Cnty. Hsg. Auth., Multi-family Rev., Chesapeake
   Apts., Ser. A, F.R.W.D., A.M.T.
A-1+(d)           2.60        9/03/98      5,000
5,000,000
Salinas Multi-family Hsg. Rev., Brentwood Garden Apts.,
   Ser. 97A, F.R.W.D.
A-1+(d)           2.55        9/03/98      7,480
7,480,000
San Bernardino Cnty. Redev. Agy., Silverwood Apt. Proj.,
   Ser. 86, F.R.W.D., A.M.T.
A-1+(d)           2.60        9/03/98      7,000
7,000,000
San Francisco Airport, Ser. 97A, T.E.C.P., A.M.T.
P-1               3.35        2/09/99      3,130
3,130,000
San Francisco Multi-family Hsg. Rev., City Heights Apts.,
   Ser. 97A, F.R.W.D., A.M.T.
A-1+(d)           2.40        9/02/98      4,000
4,000,000
San Jose Multi-family Hsg. Rev., Sienna At Rennaissance
   Square,
   Ser. 96A, F.R.W.D., A.M.T.
VMIG1             2.50        9/02/98      7,500
7,500,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                                PRUDENTIAL
MUNICIPAL SERIES FUND
Portfolio of Investments as of August 31, 1998  CALIFORNIA
MONEY MARKET SERIES
------------------------------------------------------------
--------------------

Moody's                                 Principal

Rating         Interest     Maturity     Amount
Value
Description (a)
(Unaudited)        Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
University of California Regents, Multiple Purpose Proj.,
   Ser. C, A.M.B.A.C.
Aaa              10.00%       9/01/98   $  3,000     $
3,000,000
Ventura Cnty., Ser. 98, T.R.A.N.
VMIG1             3.60       12/09/98     15,000
15,000,000
Westminster Redev. Agcy., Westminster Commercial Proj.
   Pound1, Ser. 97, F.R.W.D., A.M.B.A.C.
A-1+(d)           2.70        9/03/98      7,755
7,755,000

------------
Total Investments--99.5%
(cost $299,836,553;(e))
299,836,553
Other assets in excess of liabilities--0.5%
1,441,708

------------
Net Assets--100%
$301,278,261

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
     A.M.T.--Alternative Minimum Tax.
     A.O.T.--Annual Optional Tender.
     B.A.N.--Bond Anticipation Note.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.N.M.A.--Federal National Mortgage Association.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.R.W.D.--Floating Rate (Weekly) Demand Note (b). F.R.W.D.S.--Floating Rate (Weekly) Demand Synthetic
Note (b).
     F.S.A.--Financial Security Assurance.
     M.B.I.A.--Municipal Bond Insurance Association.
     T.E.C.P.--Tax-Exempt Commercial Paper.
     T.R.A.N.--Tax & Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                          PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities       CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Assets
August 31, 1998
Investments, at amortized cost which approximates market
value............................................      $
299,836,553
Cash........................................................
 ..............................................
91,862
Receivable for Series shares
sold........................................................
 .................          10,362,427
Interest
receivable..................................................
 .....................................           1,387,212
Receivable for investments
sold........................................................
 ...................             430,000
Other
assets......................................................
 ........................................               7,416

---------------
   Total
assets......................................................
 .....................................         312,115,470

---------------
Liabilities
Payable for Series shares
reacquired..................................................
 ....................          10,507,100
Management fee
payable.....................................................
 ...............................             131,137
Dividends
payable.....................................................
 ....................................             120,397
Accrued
expenses....................................................
 ......................................              52,803
Distribution fee
payable.....................................................
 .............................              17,767
Deferred trustee's
fees........................................................
 ...........................               8,005

---------------
   Total
liabilities.................................................
 .....................................          10,837,209

---------------
Net
Assets......................................................
 ..........................................      $
301,278,261

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value.......................................................
$    3,012,783
   Paid-in capital in excess of
par.........................................................
 ..............         298,265,478

---------------
Net assets, August 31,
1998........................................................
 .......................      $  301,278,261

---------------

---------------
Net asset value, offering price and redemption price per
share
   ($301,278,261 / 301,278,261 shares of beneficial interest
issued and outstanding; unlimited number of
   shares
authorized).................................................
 ....................................                $1.00

---------------

---------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA MONEY MARKET SERIES
Statement of Operations
------------------------------------------------------------

                                                 Year Ended
Net Investment Income                          August 31,
1998
Income
   Interest.................................     $ 9,994,401
                                               -------------
--
Expenses
   Management fee...........................       1,436,251
   Distribution fee.........................         359,063
   Transfer agent's fees and expenses.......          91,000
   Reports to shareholders..................          50,000
   Custodian's fees and expenses............          49,000
   Registration fees........................          30,000
   Audit fee and expenses...................          13,000
   Legal fees and expenses..................          10,000
   Trustees' fees and expenses..............           7,000
   Insurance expense........................           6,000
   Miscellaneous............................           2,863
                                               -------------
--
      Total expenses........................       2,054,177
   Less: Custodian fee credit (Note 1)......
(8,739)
                                               -------------
--
      Net expenses..........................       2,045,438
                                               -------------
--
Net investment income.......................       7,948,963
                                               -------------
--
Net Increase in Net Assets
Resulting from Operations...................     $ 7,948,963
                                               -------------
--
                                               -------------
--

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA MONEY MARKET SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                  Year Ended August 31,
in Net Assets                       1998               1997
Operations
   Net investment income.....  $     7,948,963    $
7,780,086
   Net realized gain on
      investment
      transactions...........               --
6,865
                               ---------------    ----------
-----
   Net increase in net assets
      resulting from
      operations.............        7,948,963
7,786,951
                               ---------------    ----------
-----
Dividends and distributions
   (Note 1)..................       (7,948,963)
(7,786,951)
                               ---------------    ----------
-----
Series share transactions (at
   $1 per share)
   Net proceeds from shares
      sold...................    1,442,499,792
1,770,959,716
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions..........        7,729,112
7,448,192
   Cost of shares
      reacquired.............   (1,434,231,046)
(1,742,960,108)
                               ---------------    ----------
-----
   Net increase in net assets
      from Series share
      transactions...........       15,997,858
35,447,800
                               ---------------    ----------
-----
Total increase...............       15,997,858
35,447,800
Net Assets
Beginning of year............      285,280,403
249,832,603
                               ---------------    ----------
-----
End of year..................  $   301,278,261    $
285,280,403
                               ---------------    ----------
-----
                               ---------------    ----------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements              CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
Prudential California Municipal Fund (the 'Fund') is
registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of
three series. The monies of each series are invested in
separate, independently
managed portfolios. The California Money Market Series (the
'Series') commenced
investment operations on March 3, 1989. The Series is
diversified and seeks to
achieve its investment objective of obtaining the maximum
amount of income
exempt from California state and federal income taxes with
the minimum risk by
investing in 'investment grade' tax-exempt securities having a maturity of 13
months or less and whose ratings are within the two highest
ratings categories
by a nationally recognized statistical rating organization
or, if not rated, are
of comparable quality. The ability of the issuers of the
securities held by the
Series to meet their obligations may be affected by economic developments in a
specific state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund, and the Series, in the preparation of its financial statements.
Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

All securities are valued as of 4:30 p.m., New York time.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to continue to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

Dividends: The Series declares daily dividends from net investment income.
Payment of dividends is made monthly.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Fund through
May 31, 1998.
Prudential Investment Management Services LLC ('PIMS')
became the distributor of
the Fund effective June 1, 1998 and is serving the Fund
under the same terms and
conditions as under the arrangement with PSI. The Series
compensated PSI and
PIMS for distributing and servicing the Series' shares
pursuant to the plan of
distribution at an annual rate of .125 of 1% of the Series'
average daily net
assets. The distribution fee is accrued daily and payable
monthly.
PSI, PIC, PIMS and PIFM are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the year ended
August 31, 1998, the
Series incurred fees of approximately $81,200 for the
services of PMFS. As of
August 31, 1998, approximately $5,800 of such fees were due
to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
--------------------
                                       8

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights                       CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Year Ended August 31,

------------------------------------------------------------

1998         1997         1996         1995         1994

--------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year.................................    $   1.00     $
1.00     $   1.00     $   1.00     $   1.00
Net investment income and net realized
gains/losses................         .03          .03
 .03          .02(b)       .02
Dividends and
distributions........................................
(.03)        (.03)        (.03)        (.03)        (.02)
Capital contribution by
affiliate..................................          --
--           --          .01           --

--------     --------     --------     --------     --------
Net asset value, end of
year.......................................    $   1.00
$   1.00     $   1.00     $   1.00     $   1.00

--------     --------     --------     --------     --------

--------     --------     --------     --------     --------
TOTAL
RETURN(a):..................................................
 .        2.81%        2.85%        2.88%        3.01%(b)
1.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)......................................    $301,278
$285,280     $249,833     $229,380     $300,676
Average net assets
(000)...........................................    $287,250
$277,720     $256,175     $243,130     $326,429
Ratios to average net assets:
   Expenses, including distribution
fee............................         .72%         .73%
 .74%         .78%         .73%
   Expenses, excluding distribution
fee............................         .60%         .61%
 .62%         .65%         .61%
   Net investment
income...........................................
2.77%        2.80%        2.83%        2.93%        1.91%

---------------
(a) Total return includes reinvestment of dividends and
distributions.
(b) Includes $.01 of net realized loss on investment
transactions that were
offset by a capital contribution by affiliate.
   Without the effect of the capital contribution, the
Series' total return
would have been 1.88%.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Report of Independent Accountants          CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
To the Shareholders and Board of Trustees of Prudential California Municipal Fund, California Money
Market Series:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential California Municipal
Fund, California Money Market Series (the 'Fund', one of the portfolios constituting Prudential California Municipal Fund) at August 31, 1998, the
results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at August
31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the three years in the period ended August 31, 1996 were audited by other independent accountants, whose opinion dated October 14, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
October 21, 1998
------------------------------------------------------------
--------------------
                                       10

                                           PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Federal Income Tax Information (Unaudited) CALIFORNIA MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Series' fiscal year end (August 31, 1998) as to the federal
tax status of
dividends and distributions paid by the Series during such
fiscal year.
Accordingly, we are advising you that for the year ended
August 31, 1998,
dividends paid from net investment income totalling $.03 per share were all
federally tax-exempt interest dividends.
------------------------------------------------------------
--------------------

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Getting The Most From Your Prudential Mutual Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help.
So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security.
The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on
loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity.
The expectation is that the interest rate charged will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most often used to describe the difference between prices bid and asked for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S. market.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

744313503    MF139E

(ICON)

Prudential
California
Municipal
Fund
------------------
California Series

ANNUAL
REPORT
Aug. 31, 1998

(LOGO)

Prudential California Municipal Fund
California Series

Performance At A Glance.
Municipal bonds rallied along with U.S. Treasuries over the past year ended August 31, 1998, as concern about economic and political strife in Asia, Russia, and Latin America bolstered demand for securities backed by the full faith and credit of the U.S.
government. During
the same period, your Prudential California Municipal
Fund -- California
Series' Class A shares beat the return on the average comparable fund tracked by Lipper Analytical Services by a sizable margin. We enhanced the Series' performance by increasing exposure to noncallable bonds.
These bonds performed well during the rally since they could not be retired early as interest rates declined.

Cumulative Total Returns1
As of 8/31/98
                  One         Five                 Ten
Since
                  Year        Years               Years
Inception2
Class A           9.13%    34.01% (33.79)          N/A
88.70%  (88.39)
Class B           8.70     31.47  (31.25)    103.48%
(103.15)    194.20  (190.83)
Class C           8.43          N/A                N/A
31.81   (31.59)
Class Z           9.24          N/A                N/A
18.36   (18.26)
Lipper CA Muni
Debt Fd. Avg.3    8.51     32.84
114.27               ***

<CAPTION
Average Annual Total Returns1
As of 9/30/98
           One         Five            Ten
Since
           Year        Years          Years
Inception2
Class A    6.15%    5.45% (5.41)        N/A
7.43% (7.41)
Class B    4.09     5.52  (5.49)    7.39% (7.37)
8.13  (8.04)
Class C    7.82         N/A             N/A
7.31  (7.27)
Class Z    9.63         N/A             N/A
9.64  (9.60)

Distributions & Yields                         As of
8/31/98
                                            Taxable
Equivalent Yield4
        Total Distributions    30-Day          At Tax
Rates Of
          Paid for 12 Mos.    SEC Yield        36%
39.6%
Class A       $0.63             4.04%         6.96%
7.37%
Class B       $0.59             3.77          6.49
6.88
Class C       $0.56             3.52          6.06
6.43
Class Z       $0.64             4.26          7.34
7.78

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and
Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales load of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%
and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares have a
1% CDSC for one year. Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2Inception dates: Class A, 1/22/90; Class B, 9/19/84;
Class C,
8/1/94; and Class Z, 9/18/96.

3Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the California
Municipal Debt Fund category.

4Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 89.76% for Class
A; 228.10%
for Class B; 34.24% for Class C; and 16.61% for Class Z based on all funds in each share class.

How Investments Compared.
   (As of 8/31/98)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk.
The
greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their
prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Christian Smith, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Series' investment objective is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital. Certain shareholders, however, may be subject to the federal alternative minimum tax
(AMT). There can be
no assurance the Series will achieve its investment objective.

A Great Buy.
In August this year, municipal bonds yielded nearly 95% as much as
U.S. Treasuries compared to the historical average of approximately
87%. Tax-exempt bonds cheapened relative to Treasuries partly because a huge supply of newly issued municipal bonds placed a drag on price increases.

Strategy Session.
Main Street Meets
Moscow.

Concern about economic and political turmoil in faraway lands such as
Russia dominated the municipal bond market during the past fiscal year. Investors had plenty to worry about. Thousands of South-east
Asian businesses failed, riots erupted in Indonesia, and the Japanese economy -- the second largest in the world -- sank into a recession.
To the north, Russian President Boris Yeltsin sacked his cabinet not once but twice and devalued the country's currency.
These tumultuous
goings-on were in stark contrast to conditions in the United States, where solid economic growth and low inflation reigned.
Not surprisingly,
jittery investors fled to the relative safety of U.S.
Treasuries,
which sailed higher with municipal bonds in their wake.

Rising municipal bond prices could not keep pace with gains in
Treasuries because a large supply of new bonds put a damper on the municipal securities rally. State and local governments took advantage of low borrowing costs by issuing $146.4 billion of long-term tax-exempt bonds in the first six months of 1998, a
51% increase over the comparable period in 1997. Tax-exempt bonds also lagged Treasuries as foreign investors fleeing Asian and Russian markets did not buy municipal bonds because these investors do not benefit from the tax advantages. Thus, municipal bonds cheapened relative to Treasuries so that a triple-
A-rated
insured municipal bond maturing in 30 years yielded nearly 95% as much as Treasuries in late August, above the historical average of roughly 87%.

     Portfolio Composition.
Sectors expressed as a percentage of
 total investments as of 8/31/98.
          (PIE CHART)

What Went Well.
Ready For The Rally.

Continued low inflation in the United States and panicky global financial markets furnished the right ingredients for the Treasury-led bond market rally. By the end of the 12-month reporting period, the 30-year Treasury bond yield, which moves in the opposite direction of its price, had fallen to 5.25%.
That same week, gains in municipal bonds drove down the Bond
Buyer Revenue Bond Index, a weekly average of long-term municipal bond yields, to 5.26%, just shy of the record low reached earlier in the year.

We were well positioned to take advantage of this trend
as
noncallable bonds climbed to 59% of the Series' total
investments
as of August 31, 1998, from 52% the same month last
year. They
performed well because investors did not have to worry
that the
bonds might be retired early as interest rates fell.
Some of our
noncallable bonds were also zero coupon bonds, which
gained
sharply as prices climbed because they typically trade
at deep
discounts to their maturity value. Buying noncallable
bonds
helped lengthen the Series' duration to 8.6 years from
8.1
years. Duration is a measure of sensitivity to interest rate changes. A longer duration enables the Series to gain more rapidly when interest rates slide.

And Not So Well.
Drawback To Noncallable Bond Exposure.

While noncallable bonds enhanced the Series' performance, there was a drawback to having such a large exposure to these municipal securities. For example, falling interest rates prompted many state and local governments to cut borrowing costs by prerefunding or arranging for the early retirement of their bonds that carry high interest rates. After being prerefunded, bonds soar in value because they become backed by direct obligations of the U.S.
government and have shorter maturities. Having bonds prerefunded would certainly have bolstered the Series' returns.
However,
there was little chance of that happening since more than half of our investments were in noncallable bonds, none of which can be retired before their original maturity date.

       Credit Quality.
 Expressed as a percentage of
total investments as of 8/31/98.
        (PIE CHART)

Five Largest Issuers.
10.2%   Southern California Public Power Authority
6.6%    Orange County Local Transportation Authority
4.7%    Santa Margarita Dana Point Authority
4.0%    Long Beach Harbour Revenue
3.6%    Metro Water District of Southern California

Expressed as a percentage of net assets as of 8/31/98.

Looking Ahead.
Should U.S. economic growth continue to slow and global stock markets remain volatile, we believe strong investor demand for
Treasuries could push interest rates even lower and bond prices higher. Accordingly, we plan to maintain a long duration to enable the Series to benefit more fully from any further gains in municipal bonds.

We cannot rule out the possibility of an economic downturn in the United States next year. Should this happen, our portfolio has an average credit quality of AA that could help the Series since higher-quality municipal securities tend to perform better than lesser-quality bonds when the economy contracts.

President's Letter                          September
22, 1998
(PICTURE)

                     The Easy Way To Invest.

(GRAPH)

Dear Shareholder:

There's an easy, time-tested way for you to increase the size of your mutual fund investment -- and you don't have to write a check to do it. By choosing to reinvest the dividends and capital gains that your fund may realize, you can enjoy the asset-building power of compounding.

Let's take a look at how it works. As our chart on the left illustrates, a $10,000 investment in Class B shares of the
Prudential California Municipal Fund -- California
Series would
have grown $8,732 more if all dividends and capital gains were reinvested over a 10-year period ended August 31, 1998.
(Our
figures include the maximum deduction of applicable sales charges.)

Reinvestment of distributions cannot guarantee positive returns
(no investment strategy can) and individual results may vary.
However, by beginning a distribution reinvestment plan, it will help your investment grow faster when times are good and help cushion the effects when times are uncertain. And here's another point to consider: when you reinvest in your Prudential mutual fund, the new shares are purchased without a sales charge.

Is reinvesting the best investment strategy for you?
That's a
decision that depends upon your financial goals and current needs.
Why not contact your Prudential professional today for more information or call Customer Service at 1-800-225-1852.

Thank you for your confidence in Prudential mutual funds.

Sincerely,

Brian M. Storms, President
Prudential Investments

                                      PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1998                    CALIFORNIA SERIES
-------------------------------------------------------
-------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date        (000)
(Note 1)
-------------------------------------------------------
-------------------------------------------------------
----------------
LONG-TERM INVESTMENTS--98.5%
-------------------------------------------------------
-------------------------------------------------------
----------------
Alisal Union Sch. Dist.,
   Capital Apprec., Ser C, F.G.I.C.
Aaa              Zero         8/01/12    $ 1,025
$    526,840
   Capital Apprec., Ser C, F.G.I.C.
Aaa              Zero         8/01/14      1,030
472,234
   Capital Apprec., Ser C, F.G.I.C.
Aaa             Zero          8/01/16      1,005
415,578
   Capital Apprec., Ser C, F.G.I.C.
Aaa             Zero          8/01/21      1,635
520,093
Arcadia Unified Sch. Dist., Gen. Oblig. 1993, Ser. A,
   M.B.I.A.
Aaa             Zero          9/01/10      1,765
1,017,876
Baldwin Park Pub. Fin. Auth. Rev., Tax Alloc.
BBB(d)            7.05%       9/01/14      1,020
1,145,807
Berkeley Hosp. Rev., Alta Bates Hosp. Corp.
Aaa               7.65       12/01/15      1,500 (c)
1,619,160
Brea Pub. Fin. Auth. Rev., Sub. Tax Alloc. Redev.
   Proj., Ser. C
NR                8.10        3/01/21      5,000
5,375,000
Buena Park Cmnty. Redev. Agcy., Central Bus. Dist.
   Proj.
BBB+(d)           7.10        9/01/14      2,500
2,744,550
California Commerce Cmnty. Dev. Tax Alloc. Redev.
   Proj., Ser. A
NR                5.65        8/01/18      1,175
1,189,170
California Hlth. Facs. Fin. Ins. Scripps, Ser. C
Aaa               5.00       10/01/22        500
493,090
California St. Hlth. Facs. Fin. Auth. Rev.,
   Eskaton Properties
NR                7.50        5/01/20      4,500 (c)(e)
4,861,845
   Valleycare Hosp. Corp.
A+(d)             5.50        5/01/20      2,250
2,347,650
California St. Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge.,
   Ser. A
Aa              Zero          2/01/15      8,420
1,794,976
Chula Vista Redev. Agcy., Bayfront Tax Alloc.
BBB+(d)           7.625       9/01/24      4,500
5,286,375
Contra Costa Cnty., Spec. Tax Cmnty. Facs. Dist.
   Pleasant Hill
NR                8.125       8/01/16      1,300 (c)
1,430,559
Desert Hosp. Dist., Cert. of Part.
AAA(d)            8.10        7/01/20      5,000 (c)(e)
5,495,600
East Palo Alto Sanit. Dist., Cert. of Part.
NR                8.25       10/01/15      1,295
1,389,626
Fairfield Pub. Fin. Auth. Rev., Fairfield Redev.
   Projs., Ser. A
NR                7.90        8/01/21      4,200 (c)
4,754,988
Fontana Cmnty. Facs., Dist. No. 2, Spec. Tax Rev., Ser.
   B
NR                8.50        9/01/17      3,000
3,060,000
Foothill/Eastern Trans. Corridor Agcy.,
   Toll Rd. Rev., 1995-A
Baa             Zero          1/01/16      5,000
2,053,650
   Toll Rd. Rev.
Baa             Zero          1/01/18      2,950
1,083,181
Kings Cnty. Wst. Mgmt. Auth., Solid Wst. Rev., A.M.T.
BBB+(d)           7.20       10/01/14      1,225
1,386,394
La Canada Unified Sch. Dist.,
   Capital Apprec., F.G.I.C.
Aaa             Zero          8/01/12      1,600
822,384
   Unltd. Tax Gen. Oblig., F.G.I.C.
Aaa             Zero          8/01/13      1,680
814,834
Long Beach Harbor Rev., Ser. A, A.M.T., F.G.I.C.
Aaa               6.00        5/15/16      5,500
6,245,415
Long Beach Redev. Agcy. Dist. No. 3, Spec. Tax Rev.
NR                6.375       9/01/23      3,000
3,232,830
Los Angeles Cnty., Cert. of Part., Correctional Facs.
   Proj., M.B.I.A.
Aaa             Zero          9/01/10      3,770 (c)
2,202,396
Los Angeles Cnty., Hsg. Auth., Multi-fam. Mtge. Rev.,
   Mayflower Gardens Proj., Ser. K, G.N.M.A.
NR                8.875      12/20/10      2,100 (c)(e)
2,393,559
Los Angeles Conv. & Exhib. Ctr. Auth., Cert. of Part.
Aaa               9.00       12/01/10      1,250 (c)(e)
1,644,462
Met. Wtr. Dist. of Southern California,
   Reg. Linked S.A.V.R.S. & R.I.B.S.
AA                5.75        8/12/18      1,000
1,118,250
   Waterworks Rev Rfdg., Ser. A, 1993
AA                5.75        7/01/21      4,000
4,487,520
Midpeninsula Regional Open Space Dist. Fin. Auth. Rev.,
   1996, A.M.B.A.C.
Aaa             Zero          9/01/15      3,000
1,291,440

-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     3

                                      PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1998                    CALIFORNIA SERIES
-------------------------------------------------------
-------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date        (000)
(Note 1)
-------------------------------------------------------
-------------------------------------------------------
----------------
Mojave Desert Solid Wst. Victor Vally Materials, Recov.
   Fac., A.M.T.
Baa1             7.875%       6/01/20    $ 1,175
$  1,358,476
Orange Cnty. Loc. Trans. Auth.,
   Linked S.A.V.R.S. & R.I.B.S., A.M.B.A.C. Linked
      R.I.B.S.
Aaa              6.20         2/14/11      8,000
9,242,960
   Linked R.I.B.S.
Aa3              6.20         2/14/11        750
976,875
Pasadena California Spec. Tax,
   Capital Apprec., Cmnty. Facs., Dist. 1-A, F.S.A.
Aaa              Zero        12/01/16      1,015
412,872
   Capital Apprec., Cmnty. Facs., Dist. 1-A, F.S.A.
Aaa              Zero        12/01/17      1,080
416,621
   Capital Apprec., Cmnty. Facs., Dist. 1-A, F.S.A.
Aaa             Zero         12/01/18      1,210
442,485
   Capital Apprec., Cmnty. Facs., Dist. 1-A, F.S.A.
Aaa             Zero         12/01/18      1,310
453,941
   Capital Apprec., Cmnty. Facs., Dist. 1-A, F.S.A.
Aaa             Zero         12/01/20      1,405
463,186
Petaluma City Joint Union High Sch. Dist.,
   Capital Apprec., M.B.I.A.
Aaa             Zero          8/01/14      1,170
536,422
   Capital Apprec., M.B.I.A.
Aaa             Zero          8/01/15      1,600
697,344
   Capital Apprec., M.B.I.A.
Aaa             Zero          8/01/16      1,455
601,657
   Capital Apprec., M.B.I.A.
Aaa             Zero          8/01/17      3,015
1,182,392
Redding Elec. Sys. Rev., Cert. of Part., Linked
   S.A.V.R.S. & R.I.B.S., M.B.I.A.
Aaa               6.368       7/01/22      3,550
4,161,913
Roseville City Sch. Dist., Cap. Apprec., Ser. A,
   F.G.I.C.
Aaa             Zero          8/01/10      1,230
712,059
San Bernardino Cnty.,
   Cert. of Part, Med. Ctr. Fin. Proj., M.B.I.A.
Aaa               5.50        8/01/22      4,400
4,775,804
   Fin. Auth. Ref. Impt., Granada Hills, Ser. A
BBB(d)            6.90        5/01/27      1,715
1,912,002
San Francisco City & Cnty.,
   Redev. Agcy., Lease Rev., Cap. Apprec.
A1              Zero          7/01/09      2,000
1,210,380
   Redev. Proj. Cap. Apprec., M.B.I.A.
Aaa             Zero          8/01/22      2,000
604,900
San Francisco International Airport Rev. Commission
   International Airport Rev., Ser. 16B, F.S.A.
Aaa               4.75        5/01/29      1,000
958,660
San Jose, Unified Sch. Dist., Santa Clara,
   Gen. Oblig., Ser. A, F.G.I.C.
Aaa             Zero          8/01/17      1,350
529,429
   Gen. Oblig., Ser. A, F.G.I.C.
Aaa             Zero          8/01/21      2,980
947,938
Santa Cruz Cnty. Pub. Fin. Auth. Rev., Tax Alloc. Sub.
   Ln., Ser. B
AAA(d)            7.625       9/01/21      2,350 (c)
2,504,959
Santa Margarita, Dana Point Auth.,
   Impvt. Dists. 3, Ser. B, M.B.I.A.
Aaa               7.25        8/01/08      2,500
3,098,200
   Impvt. Dists. 3, Ser. A, M.B.I.A.
Aaa               7.25        8/01/09      1,400
1,752,576
   Impvt. Dists. 3, Ser. B, M.B.I A
Aaa               7.25        8/01/09      1,000
1,251,840
   Impvt. Dists. 3, Ser. B, M.B.I.A.
Aaa               7.25        8/01/14      1,000
1,288,750
So. Orange Cnty. Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C.
Aaa               6.50        8/15/10        750
895,965
   Spec. Tax Rev., M.B.I.A.
Aaa               7.00        9/01/11      3,500 (e)
4,358,060
Southern California Pub. Pwr. Auth.,
   Proj. Rev.
A                 6.75        7/01/10      2,265
2,712,292
   Proj. Rev.
A                 6.75        7/01/11      1,195
1,435,398

-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     4

                                      PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Portfolio of Investments as
of August 31, 1998                    CALIFORNIA SERIES
-------------------------------------------------------
-------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description (a)
(Unaudited)      Rate         Date        (000)
(Note 1)
-------------------------------------------------------
-------------------------------------------------------
----------------
Southern California Pub. Pwr. Auth.,
   Proj. Rev.
A                 6.75%       7/01/12   $  2,935
$  3,545,011
   Proj. Rev.
A                 6.75        7/01/13      4,000
4,844,440
   Proj. Rev., A.M.B.A.C.
Aaa             Zero          7/01/16      7,925 (c)(e)
3,336,663
   Transmission Proj. Rev. Rfdg., Ser. A, F.G.I.C.
Aaa             Zero          7/01/12      7,080 (c)
3,708,291
Stockton Cmnty. Facs. Dist. No. 90-2, Brookside Estates
NR                6.20        8/01/15        700
733,628
Sulphur Springs Union Sch. Dist., Ser. A, M.B.I.A.
Aaa             Zero          9/01/09      2,000
1,220,580
Torrance Redev. Agcy., Rfdg. Tax. Alloc., Downtown
   Redev.
Baa               7.125       9/01/21      1,580 (c)
1,759,915
Vacaville Cmnty. Redev. Agcy., Cmnty. Hsg. Fin.
   Multi-family
A(d)              7.375      11/01/14      1,110
1,198,811
Victor Valley Union High Sch. Dist.,
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/09      2,075
1,266,352
   Gen. Oblig., M.B.I.A.
Aaa             Zero          9/01/15      5,070
2,200,684
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser.
   91
NR                7.75       10/01/06        730 (c)
803,139
Walnut Valley Unified Sch. Dist., M.B.I.A.
Aaa               6.00        8/01/15      1,870 (c)
2,153,810

------------
Total long-term investments (cost $134,280,623)
153,385,012
SHORT-TERM INVESTMENTS--0.1%
California St. Poll. Ctrl. Fin. Auth., Pacific Gas &
   Elec Co.,
   Ser. 96-C, F.R.D.D. (cost $200,000)
P-1               3.20        9/01/98        200
200,000

------------
Total Investments--98.6%
(cost $134,480,623; Note 4)
153,585,012
Other assets in excess of liabilities--1.4%
2,108,083

------------
Net Assets--100%
$155,693,095

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
     A.M.T.--Alternative Minimum Tax.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.R.D.D.--Floating Rate (Daily) Demand Note (b).
     F.S.A.--Financial Security Assurance.
     G.N.M.A.--Government National Mortgage
Association.
     M.B.I.A.--Municipal Bond Insurance Association.
     R.I.B.S.--Residual Interest Bearing Securities.
     S.A.V.R.S.--Select Auction Variable Rate
Securities.
(b) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of the
next date on which the
    security can be redeemed at par, or the next date
on which the rate of
    interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash
and/or direct U.S.
guaranteed obligations.
(d) Standard & Poor's Rating.
(e) Segregated as collateral for financial futures
contracts.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     5

                                        PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities     CALIFORNIA
SERIES
-------------------------------------------------------
-------------------------

 Assets
August 31, 1998
Investments, at value (cost
$134,480,623)..........................................
 ........................       $ 153,585,012
Cash...................................................
 ....................................................
31,891
Interest
receivable.............................................
 ...........................................
2,026,655
Receivable for Series shares
sold...................................................
 .......................             535,665
Due from broker-variation
margin.................................................
 ..........................              10,000
Other
assets.................................................
 ..............................................
3,940

---------------
   Total
assets.................................................
 ...........................................
156,193,163

---------------
Liabilities
Payable for Series shares
reacquired.............................................
 ..........................             203,138
Dividends
payable................................................
 ..........................................
120,956
Accrued
expenses...............................................
 ............................................
68,030
Management fee
payable................................................
 .....................................
65,351
Distribution fee
payable................................................
 ...................................              34,588
Deferred trustee's
fees...................................................
 .................................               8,005

---------------
   Total
liabilities............................................
 ...........................................
500,068

---------------
Net
Assets.................................................
 ................................................
$ 155,693,095

---------------

---------------
Net assets were comprised of:
   Shares of beneficial interest, at
par....................................................
 ...............       $     127,405
   Paid-in capital in excess of
par....................................................
 ....................         139,476,338

---------------

139,603,743
   Accumulated net realized loss on
investments............................................
 ................          (3,162,537)
   Net unrealized appreciation on
investments............................................
 ..................          19,251,889

---------------
Net assets, August 31,
1998...................................................
 .............................       $ 155,693,095

---------------

---------------
Class A:
   Net asset value and redemption price per share
      ($91,356,692 / 7,474,900 shares of beneficial
interest issued and outstanding).......................
$12.22
   Maximum sales charge (3% of offering
price).................................................
 ............                 .38

---------------
   Maximum offering price to
public.................................................
 .......................              $12.60

---------------

---------------
Class B:
   Net asset value, offering price and redemption price
per share
      ($62,042,800 / 5,077,985 shares of beneficial
interest issued and outstanding).......................
$12.22

---------------

---------------
Class C:
   Net asset value, offer price and redemption price
per share
      ($1,256,763 / 102,861 shares of beneficial
interest issued and
outstanding)..........................
$12.22

---------------

---------------
Class Z:
   Net asset value, offer price and redemption price
per share
      ($1,036,840 / 84,803 shares of beneficial
interest issued and
outstanding)...........................
$12.23

---------------

---------------

-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
CALIFORNIA SERIES
Statement of Operations
-------------------------------------------------------
-----

                                                   Year
Ended
Net Investment Income                            August
31, 1998
Income
   Interest...................................     $
9,137,678
                                                 ------
---------
Expenses
   Management fee.............................
766,228
   Distribution fee--Class A..................
85,624
   Distribution fee--Class B..................
330,431
   Distribution fee--Class C..................
5,164
   Custodian's fees and expenses..............
79,000
   Transfer agent's fees and expenses.........
73,000
   Registration fees..........................
43,000
   Reports to shareholders....................
42,000
   Audit fee and expenses.....................
13,000
   Legal fees and expenses....................
10,000
   Trustees' fees and expenses................
7,000
   Miscellaneous..............................
5,139
                                                 ------
---------
      Total expenses..........................
1,459,586
                                                 ------
---------
Net investment income.........................
7,678,092
                                                 ------
---------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions....................
356,592
   Financial futures transactions.............
(631,447)
                                                 ------
---------

(274,855)
                                                 ------
---------
Net change in unrealized appreciation on:
   Investments................................
5,541,801
   Financial futures contracts................
205,625
                                                 ------
---------

5,747,426
                                                 ------
---------
Net gain on investments.......................
5,472,571
                                                 ------
---------
Net Increase in Net Assets
Resulting from Operations.....................
$13,150,663
                                                 ------
---------
                                                 ------
---------

PRUDENTIAL MUNICIPAL SERIES FUND
CALIFORNIA SERIES
Statement of Changes in Net Assets
-------------------------------------------------------
-----

Increase (Decrease)                      Year Ended
August 31,
in Net Assets                            1998
1997
Operations
   Net investment income..........   $   7,678,092
$  8,269,890
   Net realized gain (loss) on
      investment transactions.....        (274,855)
1,514,692
   Net change in unrealized
      appreciation of
      investments.................       5,747,426
3,405,416
                                    ---------------
------------
   Net increase in net assets
      resulting from operations...      13,150,663
13,189,998
                                    ---------------
------------
Dividends and distributions (Note
   1)
   Dividends to shareholders from
      net investment income
      Class A.....................      (4,438,300)
(4,328,873)
      Class B.....................      (3,163,906)
(3,893,152)
      Class C.....................         (31,174)
(23,434)
      Class Z.....................         (44,712)
(24,431)
                                    ---------------
------------
                                        (7,678,092)
(8,269,890)
                                    ---------------
------------
   Distributions in excess of net
      investment income
      Class A.....................         (53,531)
(14,903)
      Class B.....................         (42,305)
(14,710)
      Class C.....................            (231)
(110)
      Class Z.....................            (526)
(68)
                                    ---------------
------------
                                           (96,593)
(29,791)
                                    ---------------
------------
Series share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold........................      13,997,164
8,712,231
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............       4,324,099
4,528,865
   Cost of shares reacquired......     (20,676,442)
(24,068,018)
                                    ---------------
------------
   Net decrease in net assets from
      Series share transactions...      (2,355,179)
(10,826,922)
                                    ---------------
------------
Total increase (decrease).........       3,020,799
(5,936,605)
Net Assets
Beginning of year.................     152,672,296
158,608,901
                                    ---------------
------------
End of year.......................   $ 155,693,095
$152,672,296
                                    ---------------
------------
                                    ---------------
------------

-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     7

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements             CALIFORNIA
SERIES
-------------------------------------------------------
-------------------------
Prudential California Municipal Fund (the 'Fund') is
registered under the
Investment Company Act of 1940 as an open-end
investment company. The Fund was
organized as a Massachusetts business trust on May 18,
1984 and consists of
three series. The monies of each series are invested in
separate, independently
managed portfolios. The California Series (the
'Series') commenced investment
operations on September 19, 1984. The Series is
diversified and seeks to achieve
its investment objective of obtaining the maximum
amount of income exempt from
federal and California state income taxes with the
minimum of risk by investing
in 'investment grade' tax-exempt securities whose
ratings are within the four
highest ratings categories by a nationally recognized
statistical rating
organization or, if not rated, are of comparable
quality. The ability of the
issuers of the securities held by the Series to meet
their obligations may be
affected by economic developments in a specific state,
industry or region.
-------------------------------------------------------
-----
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-
issued' basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers,
market transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not
readily available from such
pricing service, a security is valued at its fair value
as determined under
procedures established by the Trustees. Short-term
securities which mature in
more than 60 days are valued at current market
quotations. Short-term securities
which mature in 60 days or less are valued at amortized
cost.
All securities are valued as of 4:15 p.m., New York
time.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an
amount of cash and/or other
assets equal to a certain percentage of the contract
amount. This amount is
known as the 'initial margin.' Subsequent payments,
known as 'variation margin,'
are made or received by the Series each day, depending
on the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized
gain(loss) on financial futures
contracts.
The Series invests in financial futures contracts in
order to hedge its existing
portfolio of securities or securities the Series
intends to purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not
achieve the anticipated
benefits of the financial futures contracts and may
realize a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses
on sales of securities are
calculated on the identified cost basis. Interest
income is recorded on the
accrual basis. The Series amortizes premiums and
original issue discount paid on
purchases of portfolio securities as adjustments to
interest income. Expenses
are recorded on the accrual basis which may require the
use of certain estimates
by management.
Net investment income (other than distribution fees)
and realized and unrealized
gains or losses are allocated daily to each class of
shares based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes,
each series in the Fund
is treated as a separate taxpaying entity. It is the
intent of the Series to
continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute all of
its net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made
monthly. Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
Reclassification of Capital Accounts: The Fund accounts
and reports for
distributions to shareholders in accordance with
Statement of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to increase
undistributed net investment
income by $96,593, increase accumulated net realized
loss by $96,898 and
increase paid-in capital by $305, due to the
-------------------------------------------------------
-------------------------
                                       8

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements            CALIFORNIA
SERIES
-------------------------------------------------------
-------------------------
sale of securities purchased with market discount. Net
investment income, net
realized gains and net assets were not affected by this
change.
-------------------------------------------------------
-----
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory agreement
with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM pays
for the cost of the
subadviser's services, compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The
Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the average daily net assets of
the Series.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund through May 31, 1998.
Prudential Investment
Management Services LLC ('PIMS') became the distributor
of the Fund effective
June 1, 1998 and is serving the Fund under the same
terms and conditions as
under the arrangement with PSI. The Fund compensated
PSI and PIMS for
distributing and servicing the Fund's Class A, Class B
and Class C shares
pursuant to plans of distribution, (the 'Class A, B and
C Plans'), regardless of
expenses actually incurred by them. The distribution
fees are accrued daily and
payable monthly. No distribution or service fees are
paid to PSI or PIMS as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund
compensates PIMS for
distribution-related activities at an annual rate of up
to .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A,
B and C shares,
respectively. Such expenses under the Plans were .10 of
1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B
and C shares, respectively,
for the year ended August 31, 1998.
PSI and PIMS have advised the Series that they have
received approximately
$50,200 in front-end sales charges resulting from sales
of Class A shares during
the year ended August 31, 1998. From these fees, PSI
and PIMS paid such sales
charges to affiliated broker-dealers, which in turn
paid commissions to
salespersons and incurred other distribution costs.
PSI and PIMS have advised the Series that for the year
ended August 31, 1998,
they received approximately $76,400 and $2,400 in
contingent deferred sales
charges imposed upon certain redemptions by Class B and
Class C shareholders,
respectively.
PSI, PIFM, PIMS and PIC are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the
'Agreement') with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at market
rates. The purpose of the
Agreement is to serve as an alternative source of
funding for capital share
redemptions. The Series has not borrowed any amounts
pursuant to the Agreement
as of August 31, 1998. The Funds pay a commitment fee
at an annual rate of .055
of 1% on the unused portion of the credit facility. The
commitment fee is
accrued and paid quarterly on a pro rata basis by the
Funds. The Agreement
expired on December 30, 1997 and has been extended
through December 29, 1998
under the same terms.
-------------------------------------------------------
-----
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly
owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the year
ended August 31, 1998, the
Series incurred fees of approximately $52,900 for the
services of PMFS. As of
August 31, 1998, approximately $3,900 of such fees were
due to PMFS. Transfer
agent fees and expenses in the Statement of Operations
include certain
out-of-pocket expenses paid to nonaffiliates.
-------------------------------------------------------
-----
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the year ended August 31, 1998 were $16,820,140 and
$22,153,086, respectively.
During the year ended August 31, 1998, the Fund entered into financial futures contracts. Details of open contracts at August 31, 1998 are as follows:

Value at        Value at        Unrealized
 Number of                            Expiration
August 31,        Trade         Appreciation
 Contracts            Type               Date
1998            Date        (Depreciation)
-----------    -------------------    -----------    --
----------     ----------     --------------
               Short Position:           Sept.
  80           Muni Bond                 1998        $
10,130,000     $9,927,500       $ (202,500)
               Long Position:            Sept.
  80           30 yr. U.S. T-Bond        1998
10,170,000      9,820,000          350,000

--------------

$  147,500

--------------

--------------

-------------------------------------------------------
-------------------------

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements                CALIFORNIA
SERIES
-------------------------------------------------------
-------------------------
The cost basis of investments for federal income tax
purposes at August 31, 1998
was substantially the same as for financial reporting
purposes and, accordingly,
net unrealized appreciation of investments for federal
income tax purposes was
$19,104,389 (gross unrealized appreciation--
$19,257,477; gross unrealized
depreciation--$153,088).
For federal income tax purposes, the Series has a
capital loss carryforward as
of August 31, 1998 of approximately $2,948,700, of
which, $2,945,800 expires in
2003 and $2,900 expires in 2006. The Fund will elect to
treat net realized
capital losses of approximately $66,300 incurred in the
ten-month period ended
August 31, 1998 as having been incurred in the
following fiscal year.
Accordingly, no capital gains distribution is expected
to be paid to
shareholders until net gains have been realized in
excess of such carryforward.
-------------------------------------------------------
-----
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%.
Class B shares are sold with
a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.
Transactions in shares of beneficial interest for the fiscal years ended August
31, 1998 and August 31, 1997 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    ---
---------
Year ended August 31, 1998:
Shares sold.........................     551,486    $
6,650,320
Shares issued in reinvestment of
  dividends and distributions.......     210,942
2,535,590
Shares reacquired...................    (767,076)
(9,222,647)
                                      ----------    ---
---------
Net decrease in shares outstanding
  before conversion.................      (4,648)
(36,737)
Shares issued upon conversion from
  Class B...........................     571,041
6,863,328
                                      ----------    ---
---------
Net increase in shares
  outstanding.......................     566,393    $
6,826,591
                                      ----------    ---
---------
                                      ----------    ---
---------
Class A                                 Shares
Amount
------------------------------------  ----------    ---
---------
Year ended August 31, 1997:
Shares sold.........................     217,828    $
2,553,793
Shares issued in reinvestment of
  dividends and distributions.......     205,336
2,392,394
Shares reacquired...................    (867,579)
(10,113,668)
                                      ----------    ---
---------
Net decrease in shares outstanding
  before conversion.................    (444,415)
(5,167,481)
Shares issued upon conversion from
  Class B...........................     980,623
11,397,357
                                      ----------    ---
---------
Net increase in shares
  outstanding.......................     536,208    $
6,229,876
                                      ----------    ---
---------
                                      ----------    ---
---------
Class B
------------------------------------
Year ended August 31, 1998:
Shares sold.........................     493,897    $
5,944,373
Shares issued in reinvestment of
  dividends and distributions.......     143,690
1,726,117
Shares reacquired...................    (929,330)
(11,183,208)
                                      ----------    ---
---------
Net decrease in shares outstanding
  before conversion.................    (291,743)
(3,512,718)
Shares reacquired upon conversion
  into
  Class A...........................    (571,041)
(6,863,328)
                                      ----------    ---
---------
Net decrease in shares
  outstanding.......................    (862,784)
$(10,376,046)
                                      ----------    ---
---------
                                      ----------    ---
---------
Year ended August 31, 1997:
Shares sold.........................     458,940    $
5,365,324
Shares issued in reinvestment of
  dividends and distributions.......     179,511
2,089,875
Shares reacquired...................  (1,168,280)
(13,597,983)
                                      ----------    ---
---------
Net decrease in shares outstanding
  before conversion.................    (529,829)
(6,142,784)
Shares reacquired upon conversion
  into
  Class A...........................    (980,623)
(11,397,357)
                                      ----------    ---
---------
Net decrease in shares
  outstanding.......................  (1,510,452)
$(17,540,141)
                                      ----------    ---
---------
                                      ----------    ---
---------
Class C
------------------------------------
Year ended August 31, 1998:
Shares sold.........................      87,614    $
1,056,749
Shares issued in reinvestment of
  dividends and distributions.......       2,094
25,178
Shares reacquired...................     (15,196)
(183,128)
                                      ----------    ---
---------
Net increase in shares
  outstanding.......................      74,512    $
898,799
                                      ----------    ---
---------
                                      ----------    ---
---------
Year ended August 31, 1997:
Shares sold.........................       7,546    $
88,551
Shares issued in reinvestment of
  dividends and distributions.......       1,947
22,646
Shares reacquired...................     (28,622)
(334,140)
                                      ----------    ---
---------
Net decrease in shares
  outstanding.......................     (19,129)   $
(222,943)
                                      ----------    ---
---------
                                      ----------    ---
---------

-------------------------------------------------------
-------------------------
                                       PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements          CALIFORNIA
SERIES
-------------------------------------------------------
-------------------------

Class Z                                 Shares
Amount
------------------------------------  ----------    ---
---------
Year ended August 31, 1998:
Shares sold.........................      28,803    $
345,722
Shares issued in reinvestment of
  dividends and distributions.......       3,094
37,214
Shares reacquired...................      (7,224)
(87,459)
                                      ----------    ---
---------
Net increase in shares
  outstanding.......................      24,673    $
295,477
                                      ----------    ---
---------
                                      ----------    ---
---------
September 18, 1996(a) through August
  31, 1997:
Shares sold.........................      60,003    $
704,563
Shares issued in reinvestment of
  dividends and distributions.......       2,051
23,950
Shares reacquired...................      (1,924)
(22,227)
                                      ----------    ---
---------
Net increase in shares
  outstanding.......................      60,130    $
706,286
                                      ----------    ---
---------
                                      ----------    ---
---------

---------------
(a) Commencement of offering of Class Z shares.
-------------------------------------------------------
-------------------------

                                    PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                CALIFORNIA SERIES
-------------------------------------------------------
-------------------------

Class A
                                            -----------
--------------------------------------------

Year Ended August 31,
                                            -----------
--------------------------------------------
                                             1998
1997        1996        1995        1994
                                            -------
-------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year......    $ 11.80
$ 11.44     $ 11.49     $ 11.30     $ 12.16
                                            -------
-------     -------     -------     -------
Income from investment operations
Net investment income...................        .62
 .65(a)      .65(a)      .66(a)      .65
Net realized and unrealized gain (loss)
   on investment transactions...........        .43
 .36        (.05)        .19        (.74)
                                            -------
-------     -------     -------     -------
   Total from investment operations.....       1.05
1.01         .60         .85        (.09)
                                            -------
-------     -------     -------     -------
Less distributions
Dividends from net investment income....       (.62)
(.65)       (.65)       (.66)       (.65)
Distributions in excess of net
   investment income....................       (.01)
--(c)       --          --          --
Distributions from net realized gains...      --
--          --          --           (.12)
                                            -------
-------     -------     -------     -------
   Total distributions..................       (.63)
(.65)       (.65)       (.66)       (.77)
                                            -------
-------     -------     -------     -------
Net asset value, end of year............    $ 12.22
$ 11.80     $ 11.44     $ 11.49     $ 11.30
                                            -------
-------     -------     -------     -------
                                            -------
-------     -------     -------     -------
TOTAL RETURN(b):........................       9.13%
9.01%       5.23%       7.90%      (0.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)...........    $91,356
$81,535     $72,876     $68,403     $12,082
Average net assets (000)................    $85,624
$78,347     $71,119     $42,617     $11,812
Ratios to average net assets:
   Expenses, including distribution
      fees..............................        .78%
 .76%(a)     .81%(a)     .73%(a)     .73%
   Expenses, excluding distribution
      fees..............................        .68%
 .66%(a)     .71%(a)     .63%(a)     .63%
   Net investment income................       5.18%
5.53%(a)    5.58%(a)    5.90%(a)    5.57%
For Class A, B, C and Z shares:
   Portfolio turnover rate..............         11%
14%         26%         44%         69%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the
first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions.
(c) Less than $.005 per share.
-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     12

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                        CALIFORNIA
SERIES
-------------------------------------------------------
-------------------------

Class B
                                            -----------
----------------------------------------------

Year Ended August 31,
                                            -----------
----------------------------------------------
                                             1998
1997        1996         1995         1994
                                            -------
-------     -------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year......    $ 11.80
$ 11.43     $ 11.49     $  11.29     $  12.15
                                            -------
-------     -------     --------     --------
Income from investment operations
Net investment income...................        .58
 .60(a)      .60(a)       .62(a)       .60
Net realized and unrealized gain (loss)
   on investment transactions...........        .43
 .37        (.06)         .20         (.74)
                                            -------
-------     -------     --------     --------
   Total from investment operations.....       1.01
 .97         .54          .82         (.14)
                                            -------
-------     -------     --------     --------
Less distributions
Dividends from net investment income....       (.58)
(.60)       (.60)        (.62)        (.60)
Distributions in excess of net
   investment income....................       (.01)
--(c)       --           --           --
Distributions from net realized gains...         --
--          --           --         (.12)
                                            -------
-------     -------     --------     --------
   Total distributions..................       (.59)
(.60)       (.60)        (.62)        (.72)
                                            -------
-------     -------     --------     --------
Net asset value, end of year............    $ 12.22
$ 11.80     $ 11.43     $  11.49     $  11.29
                                            -------
-------     -------     --------     --------
                                            -------
-------     -------     --------     --------
TOTAL RETURN(b):........................       8.70%
8.67%       4.73%        7.56%       (1.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)...........    $62,043
$70,093     $85,190     $103,891     $184,985
Average net assets (000)................    $66,086
$75,935     $96,525     $136,275     $201,558
Ratios to average net assets:
   Expenses, including distribution
      fees..............................       1.18%
1.16%(a)    1.21%(a)     1.13%(a)     1.13%
   Expenses, excluding distribution
      fees..............................        .68%
 .66%(a)     .71%(a)      .63%(a)      .63%
   Net investment income................       4.78%
5.13%(a)    5.18%(a)     5.50%(a)     5.17%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the
first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions.
(c) Less than $.005 per share.
-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     13

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights                       CALIFORNIA
SERIES
-------------------------------------------------------
-------------------------

Class C                                 Class Z
                                            -----------
-------------------------------------------     -------
--------

August 1,

1994(d)

Year Ended August 31,               through
                                            -----------
----------------------------     August 31,       Year
Ended
                                             1998
1997       1996       1995         1994        August
31,1998
                                            ------
------     ------     ------     ----------     -------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $11.80
$11.43     $11.49     $11.29       $11.32
$111.81
                                            ------
------     ------     ------        -----             -
----
Income from investment operations
Net investment income...................       .55
 .57(a)     .57(a)     .59(a)       .04
 .63
Net realized and unrealized gain (loss)
   on investment transactions...........       .43
 .37       (.06)       .20         (.03)
 .43
                                            ------
------     ------     ------        -----             -
----
   Total from investment operations.....       .98
 .94        .51        .79          .01
1.06
                                            ------
------     ------     ------        -----             -
----
Less distributions
Dividends from net investment income....      (.55)
(.57)      (.57)      (.59)        (.04)
(.63)
Distributions in excess of net
   investment income....................      (.01)
--(c)         --         --           --
(.01)
                                            ------
------     ------     ------        -----             -
----
   Total distributions..................      (.56)
(.57)      (.57)      (.59)        (.04)
(.64)
                                            ------
------     ------     ------        -----             -
----
Net asset value, end of period..........    $12.22
$11.80     $11.43     $11.49       $11.29           $
12.23
                                            ------
------     ------     ------        -----             -
----
                                            ------
------     ------     ------        -----             -
----
TOTAL RETURN(b):........................      8.43%
8.40%      4.47%      7.29%         .05%
9.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $1,257
$  334     $  543     $  129       $  200(e)        $
1,037
Average net assets (000)................    $  689
$  480     $  286     $   76       $  199(e)        $
847
Ratios to average net assets:
   Expenses, including distribution
      fees..............................      1.43%
1.41%(a)   1.46%(a)   1.38%(a)     1.71%(g)
 .68%
   Expenses, excluding distribution
      fees..............................       .68%
 .66%(a)    .71%(a)    .63%(a)      .96%(g)
 .68%
   Net investment income................      4.53%
4.88%(a)   4.93%(a)   5.25%(a)     4.87%(g)
5.28%
                                          September 18,
                                             1996(f)
                                             through
                                           August 31,
                                              1997
                                          -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....     $ 11.50
                                               -----
Income from investment operations
Net investment income...................         .64(a)
Net realized and unrealized gain (loss)
   on investment transactions...........         .31
                                               -----
   Total from investment operations.....         .95
                                               -----
Less distributions
Dividends from net investment income....        (.64)
Distributions in excess of net
   investment income....................       --(c)
                                               -----
   Total distributions..................        (.64)
                                               -----
Net asset value, end of period..........     $ 11.81
                                               -----
                                               -----
TOTAL RETURN(b):........................        8.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........     $   710
Average net assets (000)................     $   458
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
 .66%(a)/(g)
   Expenses, excluding distribution
      fees..............................
 .66%(a)/(g)
   Net investment income................
5.35%(a)/(g)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the
first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less
than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class C shares.
(e) Figures are actual and not rounded to the nearest
thousand.
(f) Commencement of offering of Class Z shares.
(g) Annualized.
-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     14

                                         PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Report of Independent Accountants        CALIFORNIA
SERIES
-------------------------------------------------------
-------------------------
To the Shareholders and Board of Trustees of
Prudential California Municipal Fund, California Series
In our opinion, the accompanying statement of assets
and liabilities, including
the portfolio of investments, and the related
statements of operations and of
changes in net assets and the financial highlights
present fairly, in all
material respects, the financial position of Prudential
California Municipal
Fund, California Series (the 'Fund', one of the
portfolios constituting
Prudential California Municipal Fund) at August 31,
1998, the results of its
operations for the year then ended and the changes in
its net assets and the
financial highlights for each of the two years in the
period then ended, in
conformity with generally accepted accounting
principles. These financial
statements and financial highlights (hereafter referred
to as 'financial
statements') are the responsibility of the Fund's
management; our responsibility
is to express an opinion on these financial statements
based on our audits. We
conducted our audits of these financial statements in
accordance with generally
accepted auditing standards which require that we plan
and perform the audit to
obtain reasonable assurance about whether the financial
statements are free of
material misstatement. An audit includes examining, on
a test basis, evidence
supporting the amounts and disclosures in the financial
statements, assessing
the accounting principles used and significant
estimates made by management, and
evaluating the overall financial statement
presentation. We believe that our
audits, which included confirmation of securities at
August 31, 1998 by
correspondence with the custodian and brokers, provide
a reasonable basis for
the opinion expressed above. The accompanying financial
highlights for each of
the three years in the period ended August 31, 1996
were audited by other
independent accountants, whose opinion dated October
14, 1996 was unqualified.
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
October 21, 1998
-------------------------------------------------------
-------------------------

                                   PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Federal Income Tax Information
(Unaudited)                        CALIFORNIA SERIES
-------------------------------------------------------
-------------------------
We are required by the Internal Revenue Code to advise
you within 60 days of the
Series' fiscal year end (August 31, 1998) as to the
federal tax status of
dividends and distributions paid by the Series during
such fiscal year.
Accordingly, we are advising you that in the fiscal
year ended August 31, 1998,
dividends paid from net investment income of $.62 per
Class A share, $.58 per
Class B share, $.55 per Class C share and $.63 per
Class Z share were all
federally tax-exempt interest dividends. In addition,
the Series paid to Class
A, B, C and Z shares a special taxable income
distribution of $.008 per share
which is taxable as ordinary income.
We wish to advise you that the corporate dividends
received deduction for the
Series is zero. Only funds that invest in U.S. equity
securities are entitled to
pass-through a corporate dividends received deduction.
In January 1999, you will be advised on IRS Form 1099
DIV or substitute 1099 DIV
as to the federal tax status of the dividends and
distributions received by you
in calendar year 1998.
-------------------------------------------------------
-------------------------

/ / Prudential CA Muni Fund: California Series
--- Lehman Brothers Municipal Bond Index


Comparing A $10,000 Investment.
--------------------------------------------------
Prudential California Municipal Fund: California
Series vs. Lehman Brothers Municipal Bond Index.

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The boxes on top of the graphs are designed to give you an idea of how much the Series' returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations.
They compare a $10,000 investment in the Prudential
California
Municipal Fund: California Series (Class A, B, C, and Z shares) with a similar investment in the Lehman Brothers
Municipal Bond
Index (the Index) by portraying the initial account values at the commencement of operations of Class A, C, and Z shares, and for 10 years for Class B shares, and subsequent account values at the end of each fiscal year (August 31), as measured on a quarterly basis, beginning in 1990 for Class A shares,
1988 for Class B shares, 1994 for Class C shares, and
1996 for
Class Z shares. For purposes of the graphs, and unless otherwise indicated in the accompanying tables, it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares;
(b) the
maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and
Class C shares, assuming full redemption on August 31, 1998;
(c) all recurring fees (including management fees) were deducted;
and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase.
This conversion feature is not reflected in the graphs.
Class
Z shares are not subject to a sales charge or distribution fee.

The graphs and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees. Without waiver of management fees and/or expense subsidization, the Series' average annual total returns would have been lower, as indicated in parentheses ().

The Index is a market value-weighted index comprised of about 47,000 municipal bonds (state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) selected by Lehman Brothers as representative of the long-term investment-grade municipal bond market. It is an unmanaged index that includes the reinvestment of all dividends, but does not reflect the transaction costs and advisory fees paid by the Series' investors. The Index's holdings differ from the Series' portfolio. The Index is not the only one that may be used to characterize performance of municipal bond funds, and other indexes may portray different comparative performance.
Investors cannot invest directly in an index.

CLASS A
(GRAPH)

Average Annual Total
 Returns - Class A
-------------------------
  With Sales Load
7.28% Since Inception (7.26%)
5.39% for 5 Years (5.35%)
5.86% for 1 Year

  Without Sales Load
--------------------------
7.66% Since Inception (7.64%)
6.03% for 5 Years (6.00%)
9.13% for 1 Year

CLASS B
(GRAPH)
Average Annual Total
 Returns - Class B
---------------------------
    With Sales Load
8.04% Since Inception (7.96%)
7.36% for 10 Years (7.35%)
5.46% for 5 Years (5.43%)
3.70% for 1 Year

   Without Sales Load
-----------------------------
8.04% Since Inception (7.96%)
7.36% for 10 Years (7.35%)
5.63% for 5 Years (5.59%)
8.70% for 1 Year


CLASS C
(GRAPH)

Average Annual Total
  Returns - Class C
-------------------------------
    With Sales Load
7.00% Since Inception (6.96%)
7.43% for 1 Year

    Without Sales Load
---------------------------------
7.00% Since Inception (6.96%)
8.43% for 1 Year


CLASS Z
(GRAPH)

Average Annual Total
  Returns - Class Z
----------------------------------
9.03% Since Inception (8.99%)
9.24% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

744313107    MF116E
744313206
744313701
744313883